As filed with the Securities and Exchange Commission on August 19, 2015

Registration No. 333-05265 and 811-07655

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment  ☐

Post-Effective Amendment No. 85 ☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 88 ☒

(Check appropriate box or boxes)

DRIEHAUS MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

25 EAST ERIE STREET

CHICAGO, ILLINOIS 60611

(Address of Principal Executive Offices, including Zip Code)

(312) 587-3800

(Registrant’s Telephone Number, including Area Code)

JANET L. MCWILLIAMS, ESQ.

DRIEHAUS CAPITAL MANAGEMENT LLC

25 EAST ERIE STREET

CHICAGO, ILLINOIS 60611

(Name and Address of Agent for Service)

COPY TO:

CATHY G. O’KELLY, ESQ.

VEDDER PRICE P.C.

222 NORTH LASALLE STREET

CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☒ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A is being filed for the purpose of establishing a new series, Driehaus Turnaround Opportunities Fund. This Amendment is not intended to amend the prospectus or statement of additional information of the other series of the Registrant.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS

            , 2015

SUBJECT TO COMPLETION

DATED August 19, 2015

25 East Erie Street

Chicago, Illinois 60611

1-877-779-0079

Driehaus Turnaround Opportunities Fund *XXXXX

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful and complete. Any representation to the contrary is a criminal offense.

Driehaus Turnaround Opportunities Fund

Ticker: XXXXX

Investment Objective

Driehaus Turnaround Opportunities Fund seeks to maximize capital appreciation, while minimizing the risk of permanent capital impairment, over full-economic cycles.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	None
Maximum Deferred Sales Charge	None
Maximum Sales Charge Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	x.xx	%
Other Expenses
Other Expenses Excluding Dividends and Interest on Short Sales*	x.xx	%
Dividends and Interest on Short Sales**	n/a

Total Annual Fund Operating Expenses	x.xx	%
Expense Reimbursement***	(x.xx	)%

Total Annual Fund Operating Expenses After Expense Reimbursement	x.xx	%

* “Other Expenses Excluding Dividends and Interest on Short Sales” are estimated for the current fiscal year.

** “Dividends and Interest on Short Sales” cannot be estimated and, therefore, actual Fund expenses may be higher than those shown.

*** Driehaus Capital Management LLC, the Fund’s investment adviser, has entered into a contractual agreement to cap the Fund’s ordinary annual operating expenses (excluding interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses and extraordinary expenses) at x.xx% of average daily net assets until the earlier of the termination of the investment advisory agreement, by the Board of Trustees or the Fund’s shareholders, or xxxx xx, 2018. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period of three years subsequent to the Fund’s commencement of operations on xxxx xx, 2015, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap that was in place at the time of the waiver / expense reimbursement. Because dividends and interest on short sales are not included in the expenses subject to reimbursement, the net expenses of the Fund may be higher than those shown above.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense reimbursement shown in the Annual Fund Operating Expenses table is reflected for each of the three years in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$xxx	$xxx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategy

The Fund is actively managed by Driehaus Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and uses techniques intended to maximize capital appreciation while minimizing the risk of permanent capital impairment, over full-economic cycles, which are typically periods of five to seven years. The Fund focuses its investments in the equity, debt and associated derivatives of distressed, stressed and leveraged companies, which the Adviser believes tend to exhibit greater and more consistent mispricing because they are often ignored by traditional market participants. The Adviser seeks to exploit the resulting asymmetric risk/return profiles of these companies through the application of fundamental research and a knowledge of distressed investing practices and the restructuring process.

In making investment decisions, the Adviser employs a fundamental research process that is built on the key tenets of distressed investing: value-driven decision making; understanding and opportunistically using all classes of securities; and emphasizing downside risk mitigation. The Adviser applies this research process across the entire capital structure of distressed, stressed and leveraged companies with the objective of understanding what each business is worth and how its capital structure permits or facilitates value to accrue to its various stakeholders (creditors and owners).

Security selection and portfolio composition is the result of a multifaceted bottom-up due diligence process. First, the Adviser analyzes the financial and operational performance of a company and seeks to arrive at the best possible estimation of the intrinsic value of the entire business. At that point, if the Adviser believes the market is mispricing the enterprise, it then conducts a review of credit documents, including loan agreements, bond indentures, collateral agreements and lien packages to determine how capital flows through the business and what the company’s covenants and credit terms allow it to do with respect to issues such as liquidity, leverage, asset sales and payments to equity shareholders. This stage of the process affords a more-comprehensive understanding of which security in the company’s capital structure offers the greatest return for their associated risks. The Adviser will then evaluate the various restructuring or turnaround options that the company’s stakeholders (including management, secured lenders, unsecured lenders, subordinated lenders and equity shareholders) may advocate and how such restructuring or turnaround scenarios could impact the value of each security.

The Adviser believes that understanding the intricacies of leveraged capital structures and complex organizational structures provides a more-complete understanding of a business’ valuation and its attractiveness as an investment. By examining the entire capital structure of a company, the Adviser seeks to identify discrepancies between current market prices of the securities of an issuer and the intrinsic value of such securities. The Fund may invest in loans (including debtor-in-possession loans), bonds, convertible bonds, preferred stock, common stock, and credit and equity derivatives. Investment opportunities will often include companies that are considering an operational turnaround or restructuring, implementing a recapitalization, have a high amount of debt, or are in various stages of the bankruptcy process.

The Fund holds both long and short positions in debt securities, equity securities and their associated derivatives, both in the U.S. and globally. The debt securities held in the Fund may be fixed or floating rate securities, including leveraged loans. These loans may have a senior right to repayment (“Senior Loans”) and/or may be of either investment grade or non-investment grade credit quality. The Fund may hold debt securities that may or may not have been rated by a rating agency and the Adviser is not constrained by ratings when selecting debt securities for investment. The Fund may invest in debt securities of any maturity and does not attempt to maintain any pre-set portfolio maturity or duration. In addition to investing in outright long and short positions, as part of its investment strategy, the Fund may engage in capital structure arbitrage strategies that seek to take advantage of relative value opportunities between two or more securities. For example, the Fund may hold a long position in a Senior Loan while simultaneously holding a short position in an unsecured bond of the same issuer. The Fund also invests in common and preferred stock across all market capitalizations and regions.

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The Fund holds distressed debt, which is generally referred to as the financial obligations of a company that is either already in default, under bankruptcy protection, or in distress and potentially heading toward default. Distressed debt often trades at a significant discount to its par value and may present investors with compelling opportunities to profit if there is a recovery in the business.

The Fund also holds derivative instruments, including swaps, options, futures and forwards that provide long and short exposures to debt securities, equity securities and currencies. The Fund may use derivatives to manage interest rate and currency risk, as part of a hedging strategy (attempting to reduce risk by offsetting one investment position with another) and/or to replicate outright long or short exposures.

The composition and asset allocation of the Fund’s investment portfolio will vary over time. For example, during certain points of the economic cycle, the Fund’s investment portfolio may be heavily weighted in equity securities, while at other points in the economic cycle, the Fund’s investment portfolio may be heavily weighted in debt securities, such as Senior Loans. There are no limitations on the magnitude of such weightings.

The Fund may hold a substantial position in cash and money market instruments. The cash holdings of the Fund will vary significantly throughout the economic cycle.

The securities and instruments that the Fund invests in may also be concentrated in a particular country, asset class, segment of the economy, or issuer. The Fund may invest in a relatively low number of issuers, making it a nondiversified fund, as defined by the Investment Company Act of 1940.

Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for investors who seek to maximize capital appreciation, while minimizing the risk of permanent capital impairment, over full-economic cycles and can accept the risks involved with its investments and the fact that there will be principal fluctuation. Of course, there can be no assurance that the Fund will achieve its objective. As with any investment, you may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Distressed Debt Risk. Distressed debt can be performing or non-performing. Performing debt refers to debt that maintains its contractual obligations relating to interest and/or principal payments. This can refer to debt that has yet to default or even debt that is under bankruptcy protection. Non-performing debt refers to debt that does not continue to meet its financial obligations. Distressed debt may include “debtor-in-possession” loans (“DIP Loans”) whereby the debtor has filed for bankruptcy protection and borrowed capital to fund operations during the bankruptcy process. Generally, DIP Loans are short-duration and super-priority. The characteristics of distressed debt instruments may present increased risk of principal and/or income loss as compared to investment grade and non-investment grade fixed income and equity securities.

Leveraged Company Risk A leveraged company is any company that employs debt in its capital structure through any combination of borrowing from banks and other lenders and through issuing fixed-income, convertible, or preferred equity securities. Leverage can magnify the impact of adverse issuer, market, political or regulatory developments on a company.

Insolvency and Bankruptcy Risk. The Fund’s investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid. There is a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The duration of the bankruptcy process can be unpredictable and may result in longer than anticipated timeframes to realize returns. Many factors of the bankruptcy process, including court decisions, the size and priority of other claims, and the duration and costs of the bankruptcy process, are beyond the control of the Fund and can adversely affect the Fund’s return on investment. For example, a court could invalidate or subordinate a debt obligation of, or reclaim amounts paid by a debtor to, the Fund. To the extent that any such payments are recaptured from the Fund the resulting loss will be borne by the Fund and its investors. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation will yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

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Market Risk. The Fund is subject to market risk, which is the possibility that securities prices overall, including both debt and equity securities, will decline over short or even long periods. Securities markets tend to move in cycles, with periods of rising prices and periods of falling prices. The movement of security prices can have varying correlations with each other over market cycles.

Equity Securities Risks. The risks that could affect the value of the Fund’s shares and the total return on an investment in the Fund include the possibility that the equity securities held by the Fund (such as common stocks, preferred stocks, convertible securities, rights and warrants) will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, or factors directly related to a specific company. In a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment and extension risk as well as call risk. Credit risk is the failure of an issuer or borrower to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond or creditworthiness of a borrower, which can cause the security’s price to fall, potentially lowering the Fund’s share price. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the Fund’s share price. The longer a debt security’s effective maturity and duration, the more its price is likely to react to interest rates. Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” If an issuer “calls” its bond before its maturity date during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield.

Fixed-Income Market Risks. Economic and other market developments can adversely affect fixed-income securities markets in North America, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets and the related derivatives markets. Under some circumstances, those concerns could cause reduced liquidity in certain debt securities markets and the related derivative markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

High Yield Risk. Low-rated and comparable unrated securities (“high yield bonds”, sometimes, also referred to as “junk bonds”), while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. High yield bonds may be riskier with respect to the issuer’s capacity to pay interest and to repay principal as compared to investment grade issuers. The market values of certain of these securities tend to be more sensitive to individual corporate development and changes in economic conditions than higher quality bonds. In addition, high yield bonds may be less marketable than higher-rated debt securities because the market for them may not be as broad or active. Secondary market liquidity may have an adverse effect on market price and the Fund’s ability to sell particular securities.

Senior Loan Risk. Senior Loans are loans made to borrowers that may be corporations, partnerships or other entities (each a “Borrower”). Investing in Senior Loans involves investment risk and some Borrowers default on their Senior Loan repayments. The risks associated with Senior Loans are similar to the risks of high yield bonds, although Senior Loans typically are senior and secured, whereas high yield bonds often are subordinated and unsecured. An economic downturn generally leads to a higher non-payment rate, and a Senior Loan may lose significant value before a default occurs. There is no assurance that the liquidation of the collateral would satisfy the claims of the Borrower’s obligations in the event of the non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. No active trading market may exist for certain Senior Loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a Senior Loan and which may make it difficult to value Senior Loans. Adverse market conditions may impair the liquidity of some actively traded Senior Loans. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Main Risks of Derivatives. Derivative instruments (such as swaps, options and futures) often have risks similar to their underlying currency, security or index, in addition to other risks. The use of derivatives also involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and there is a risk of imperfect correlation between the value of the derivative and the underlying instrument. Derivative instruments may give rise to leverage and losses on derivatives may substantially exceed the initial investment. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Further, since the Fund may

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invest in derivatives for investment purposes, losses from investment positions in a derivative may be much greater than the derivative’s original cost and may be substantial. With over-the-counter derivatives, there is the risk that the other party to the transaction could default. Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of its underlying instrument.

Options and Futures Contracts Risk. Participation in the options or futures markets involves investment risks. In particular, the loss from investing in certain futures contracts is theoretically unlimited. If the Adviser’s prediction of movements in the underlying reference securities, interest rate or currency markets is inaccurate, the Fund could be in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (1) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (2) the skills needed to use these strategies may be different from those needed to select portfolio securities; and (3) the possible absence of a liquid secondary market for any particular instrument at any time.

Swaps Risk. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the agreement), credit risk and pricing risk. As a result of the Dodd-Frank Act, certain swap agreements may be cleared through a clearinghouse and traded on an exchange or swap execution facility. The regulation of swaps markets has increased over the last few years, and future regulation of the swaps markets may make swaps more costly, may limit the availability of swaps, or may otherwise adversely affect the value or performance of swaps. Any such adverse future developments could impair the effectiveness of the Fund’s swaps transactions and cause the Fund to lose value.

Liquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund’s share price may decrease. No active trading market may exist for some Senior Loans, derivatives, bonds or equities. Certain securities may be subject to restrictions on resale. The inability to dispose of Senior Loans, derivatives, bonds or equities in a timely fashion could result in losses to the Fund.

Risks of Holding Cash or Similar Instruments. During periods when the Fund holds a substantial position in cash and money market instruments, the Fund will earn less income than it would if it invested in higher yielding securities. Holding a large cash position for an extended period of time may result in the Fund not achieving its investment objective.

Main Risks of Foreign Securities and Currencies. The Fund may invest in foreign debt and equity securities in addition to domestic debt and equity securities. To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; reliance upon non-U.S. jurisdictional insolvency and or restructuring regimes that may differ substantially from the U.S. Bankruptcy Code; creditor rights and protections that may vary substantially from the U.S. Bankruptcy Code; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

Short Sale Risk. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds due to the payment of dividends and interest, if any, in connection with the short positions as well as the cost to borrow the security.

Small- and Medium-Sized Company Risk. The Fund may invest in companies that are smaller, less established, with less liquid markets for their securities, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the frequency and volume of trading in small- and medium-size companies is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issues.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds, as defined by the Investment Company Act of 1940. The value

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of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Concentration Risk. The Fund’s overall risk level will depend on the market sectors and countries in which the Fund is invested. The Fund may overweight or underweight certain companies, market sectors, or countries, which may cause the Fund’s performance to be more or less sensitive to developments affecting those companies, sectors or countries. The Fund may have significant weightings in a particular issuer, country or sector, which may subject the Fund to greater risks than less concentrated funds.

Manager Risk. How the Adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the Adviser’s investment strategy does not achieve the Fund’s objective or if the Adviser does not implement the strategy successfully.

Performance

The Fund’s returns will vary, and you could lose money. The bar chart and table showing the Fund’s annual return and average annual total returns are not included because the Fund does not have annual returns for a calendar year. When available, the bar chart will show the variability of the Fund’s return over time and the table will show how the Fund’s performance compares to a broad-based market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-877-779-0079.

Portfolio Management

Investment Adviser

Driehaus Capital Management LLC (“DCM”)

Portfolio Managers

Elizabeth Cassidy Portfolio Manager of DCM Co-Portfolio Manager of the Fund since x/15	Thomas McCauley Portfolio Manager of DCM Co-Portfolio Manager of the Fund since x/15	John Khym Assistant Portfolio Manager of DCM Assistant Portfolio Manager of the Fund since x/15

Purchase and Sale of Fund Shares

Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)
$10,000	$2,000	$2,000	$500	$100

In general, you can buy or sell shares of the Fund by regular mail addressed to Driehaus Mutual Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, WI 53201-2175, or by overnight delivery addressed to Driehaus Mutual Funds, c/o UMB Fund Services, Inc., 235 W. Galena Street, Milwaukee, WI 53212, or by phone at 1-877-779-0079 on any business day. You may also buy and sell shares through a financial professional.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA. If you are investing through a 401(k) plan, assets held through such plan may be taxable upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services, including recordkeeping, administrative and other sub-transfer agency services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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Additional Information About the Fund

Goal of the Driehaus Turnaround Opportunities Fund

The Driehaus Turnaround Opportunities Fund (the “Fund”) seeks to maximize capital appreciation, while minimizing the risk of permanent capital impairment, over full-economic cycles. Because markets in general, and the individual securities purchased by the Fund, go down in price as well as up, you may lose money by investing in the Fund. The Fund is a specialized investment vehicle and should be used as part of your overall investment strategy to diversify your holdings. The Fund is a series of the Driehaus Mutual Funds (the “Trust”), an open-end management investment company. Please review all the disclosure information carefully.

Who May Want to Invest in the Fund

The Fund may be an appropriate investment if you:

●	Seek an investment that attempts to maximize capital appreciation, while minimizing the risk of permanent capital impairment, over full-economic cycles.
●	Are targeting equity-like returns that seek to exceed the market over full-economic cycles.
●	Seek exposure to asymmetric return profiles that may be achieved by investing in turnaround opportunities.
●	Can accept the risks involved with its investments in turnaround opportunities and that there will be principal fluctuation.
●	Are prepared to receive taxable dividends, as well as long-term and short-term capital gains.

Investment Adviser

The Fund is managed by Driehaus Capital Management LLC (the “Adviser”), a registered investment adviser founded in 1982. As of xxxx xx, 2015, the Adviser managed approximately $xx.x billion in assets.

Investment Philosophy

The Fund is actively managed and uses techniques intended to maximize capital appreciation while minimizing the risk of permanent capital impairment, over full-economic cycles. The Fund focuses its investments in the equity, debt and associated derivatives of distressed, stressed and leveraged companies, which the Adviser believes tend to exhibit greater and more consistent mispricing because they are often ignored by traditional market participants. The Adviser seeks to exploit the resulting asymmetric risk/return profiles of these companies through the application of fundamental research and a knowledge of distressed investing practices and the restructuring process.

In making investment decisions, the Adviser employs a fundamental research process that is built on the key tenets of distressed investing: value-driven decision making; understanding and opportunistically using all classes of securities; and emphasizing downside risk mitigation. The Adviser applies this research process across the entire capital structure of distressed, stressed and leveraged companies with the objective of understanding what each business is worth and how its capital structure permits or facilitates value to accrue to its various stakeholders (creditors and owners).

The Adviser believes understanding the intricacies of leveraged capital structures and complex organizational structures provides a more-complete understanding of a business’ valuation and its attractiveness as an investment. By examining the entire capital structure of a company, the Adviser seeks to identify discrepancies between current market prices of the securities of an issuer and the intrinsic value of such securities. Investable securities include loans (including debtor-in possession loans), bonds, convertible bonds, preferred stock, common stock, and credit and equity derivatives. Investment opportunities will often include companies that are considering an operational turnaround or restructuring, implementing a recapitalization, may have a high amount of debt, or are in various stages of the bankruptcy process.

Fund Distributions

The Fund intends to pay dividends, if any, at least quarterly. The amount of distributions will vary, and there is no guarantee the Fund will pay either income dividends or a capital gain distribution. Unless you are purchasing Fund shares through a tax-advantaged account (such as an individual retirement account (“IRA”)), buying Fund shares at a time when the Fund has undistributed income or

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recognized or unrecognized gains can cost you money in taxes. Contact the Fund for information concerning when distributions will be paid. You should consult your tax advisor regarding your tax situation.

Investment Objective and Principal Investment Strategies

The following supplements the information regarding the Fund’s investment objective and principal investment strategies set forth in the Fund summary.

The Fund seeks to maximize capital appreciation, while minimizing the risk of permanent capital impairment, over full-economic cycles, which are typically periods of five to seven years. This investment objective is fundamental and cannot be changed without the approval of shareholders. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund, as defined by the Investment Company Act of 1940.

The Fund focuses its investments in the equity, debt and associated derivatives of distressed, stressed and leveraged companies. The Fund holds both long and short positions in debt securities, equity securities and their associated derivatives, both in the U.S. and globally.

Equity securities include common and preferred stocks, American Depositary Receipts (“ADR”), Global Depositary Receipts (“GDR”), equity-convertible securities such as warrants, rights, or options, stub equities and other classes of stock that may exist. The Fund may purchase foreign securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of foreign issuers. The Fund may purchase ADRs or GDRs, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons.

The debt securities held in the Fund may be fixed or floating rate securities, including leveraged loans. These loans may have a senior right to repayment (“Senior Loans”) and/or may be of either investment grade or non-investment grade credit quality, i.e., “high yield bonds”. The Fund may hold debt securities that may or may not have been rated by a rating agency and the Adviser is not constrained by ratings when selecting debt securities for investment. Fixed and floating rate securities, including leveraged loans and Senior Loans, in which the Fund invests are typically rated by at least one of the three major nationally recognized statistical rating organizations, with the rating representing the rating agency’s current opinion of the creditworthiness of the issuer or borrower. Investments in high yield bonds may be subject to greater credit risks than investment grade securities and may have a greater risk of default than investment grade debt securities. Senior Loans typically have the most senior position in a borrower’s capital structure or share the senior position with other senior debt securities of the borrower which generally gives the holders of secured Senior Loans a priority claim on some or all of the Senior Loan’s collateral in the event of a default. The Fund may invest in debt securities of any maturity and does not attempt to maintain any pre-set portfolio maturity or duration. There is no minimum rating or other independent evaluation of a borrower or its securities limiting the Fund’s investments. The Adviser relies primarily on its own evaluation of credit quality rather than on any available independent sources; therefore, the Fund is dependent on the analytical abilities of the Adviser.

The Fund holds distressed debt, which is generally referred to as the financial obligations of a company that is either already in default, under bankruptcy protection, or in distress and potentially heading toward default. Distressed debt often trades at a significant discount to its par value and may present investors with compelling opportunities to profit if there is a recovery in the business. Typically, when a company experiences financial distress or files for bankruptcy protection, the original debt holders often sell their debt securities or claims to a new set of investors at a discount. These investors may try to influence the process in which the issuer restructures its obligations or implements a plan to turn around its operations. These investors may also inject new capital into a distressed company in the form of debt or equity in order to prevent the company from going into liquidation or to aid the company in carrying out a restructuring plan. Investors in distressed debt typically must not only assess the issuer’s ability to improve its operations but also assess whether the restructuring process is likely to result in a meaningful recovery to the investor’s class of claims.

The Fund may, but is not required to, use derivatives, such as futures, forwards, options and swaps, as a substitute for taking a position in an underlying security, for investment purposes (taking a position in the expectation of increasing returns), to manage interest rate or currency risk, or as part of a hedging strategy (attempting to reduce risk by offsetting one investment position with another). These derivative transactions may involve forward contracts, futures contracts, options and swaps, including options on futures and swaps. The Fund may engage in short-selling for investing or for hedging purposes. A short sale involves selling a security the Fund does not own. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). When the Fund engages in short-selling for hedging purposes, it is attempting to limit exposure to a possible market decline in the value of one or more of its portfolio securities.

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The Fund may use futures and options for hedging or investing. Participation in the options or futures markets involves investment risks to which the Fund would not be subject absent the use of these strategies. In particular, the loss from investing in futures contracts is theoretically unlimited, in some circumstances. If the Adviser’s prediction of movements in the securities, interest rate or currency markets is inaccurate, the Fund could be in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (1) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (2) the skills needed to use these strategies may be different from those needed to select portfolio securities; and (3) the possible absence of a liquid secondary market for any particular instrument at any time.

The Fund may enter into swap agreements, including credit default swaps, which are agreements between two parties (counterparties) to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (notional amount) with the payments calculated with reference to a specified asset, reference rate, currency or index. It is possible that developments in the swaps market, including government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

In addition to investing in outright long and short positions, as part of its investment strategy, the Fund may engage in capital structure arbitrage strategies that seek to take advantage of relative value opportunities between two or more securities. For example in a capital structure arbitrage opportunity, the Fund may hold a long position in a Senior Loan while simultaneously holding a short position in an unsecured bond of the same issuer.

Investment decisions are based on fundamental capital structure analysis including expected differences in rates of return among credit and equity securities. In making investment decisions, the Adviser also considers market factors, such as yield and credit quality differences among bonds as well as demand and supply trends. The Fund seeks to be opportunistic in pursuing companies that meet its criteria regardless of geographic location and, therefore, at certain times, the Fund could have positions in either developed countries or emerging markets. This opportunistic approach involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The Fund sells holdings for a variety of reasons, such as a position reaching its target price, to shift assets into better opportunities, or if the company’s turnaround opportunity does not evolve as expected.

The composition and asset allocation of the Fund’s investment portfolio will vary over time. For example, during certain points of the economic cycle, the Fund’s investment portfolio may be heavily weighted in equity securities, while at other points in the economic cycle, the Fund’s investment portfolio may be heavily weighted in debt securities, such as Senior Loans. There are no limitations on the magnitude of such weightings.

The Fund may hold a substantial position in cash and money market instruments. The cash holdings of the Fund will vary significantly throughout the economic cycle.

The securities and instruments that the Fund invests in may also be concentrated in a particular country, asset class, segment of the economy, or issuer. The Fund may invest in a relatively low number of issuers, making it a nondiversified fund, as defined by the Investment Company Act of 1940.

Principal Risks

This section contains greater detail on the risks an investor would face as a shareholder in the Fund based on the Fund’s investment objective and strategies.

Distressed Debt Risk. Distressed debt can be performing or non-performing. Performing debt refers to debt that maintains its contractual obligations relating to interest and/or principal payments. This can refer to debt that has yet to default or even debt that is under bankruptcy protection. Non-performing debt refers to debt that does not continue to meet its financial obligations. Distressed debt may include “debtor-in-possession” loans (“DIP Loans”) whereby the debtor has filed for bankruptcy protection and borrowed capital to fund operations during the bankruptcy process. Generally, DIP Loans are short-duration and super-priority. The characteristics of distressed debt instruments may present increased risk of principal and/or income loss as compared to investment grade and non-investment grade fixed income and equity securities.

The Fund as the senior secured creditor of an issuer can find itself subordinated to otherwise junior creditors. For example, in certain jurisdictions a bankrupt issuer may apply to a bankruptcy court for “Debtor in Possession” financing in order to obtain new capital for

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its operations. The other investors who invest such new capital will take a senior position to the Fund, even though the Fund was previously senior to such other investors. Although the Fund would likely be given an opportunity to participate in such “Debtor in Possession” financings, the Fund might not have the resources to do so or be otherwise be restricted from doing so. A reorganization plan approved by a bankruptcy court may result in a number of different creditors, which may include the Fund, being compelled to accept materially adverse changes to the terms of the debt that they hold, including reduced interest rates, extended maturities and reduced acceleration rights. Such “cramdowns” may be imposed in the discretion of the bankruptcy court in order to give the issuer a better chance of remaining economically viable. In a reorganization or liquidation case relating to an issuer in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or substantial amounts of equity in the issuer in extinguishment of the issuer’s debt with a value less than the Fund’s original investment and/ or may be required to accept payment over an extended period of time. This can result in, among other things, substantial dilution to an equity position previously acquired in the issuer by the Fund, either directly or through the acquisition of convertible debt.

Leveraged Company Risk A leveraged company is any company that employs debt in its capital structure through any combination of borrowing from banks and other lenders and through issuing fixed-income, convertible, or preferred equity securities. Leverage can magnify the impact of adverse issuer, market, political or regulatory developments on a company.

Insolvency and Bankruptcy Risk. The Fund’s investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid. There is a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The duration of the bankruptcy process can be unpredictable and may result in longer than anticipated timeframes to realize returns. Many factors of the bankruptcy process, including court decisions, the size and priority of other claims, and the duration and costs of the bankruptcy process, are beyond the control of the Fund and can adversely affect the Fund’s return on investment. For example, a court could invalidate or subordinate a debt obligation of, or reclaim amounts paid by a debtor to, the Fund. To the extent that any such payments are recaptured from the Fund the resulting loss will be borne by the Fund and its investors. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation will yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Market Risk. The Fund is subject to market risk, which is the possibility that securities prices overall, including both debt and equity securities, will decline over short or even long periods. Securities markets tend to move in cycles, with periods of rising prices and periods of falling prices. The movement of security prices can have varying correlations with each other over market cycles.

Equity Securities Risks. The risks that could affect the value of the Fund’s shares and the total return on an investment in the Fund include the possibility that the equity securities held by the Fund (such as common stocks, preferred stocks, convertible securities, rights and warrants) will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, or factors directly related to a specific company. In a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment and extension risk as well as call risk. Credit risk is the failure of an issuer or borrower to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond or creditworthiness of a borrower, which can cause the security’s price to fall, potentially lowering the Fund’s share price. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the Fund’s share price. The longer a debt security’s effective maturity and duration, the more its price is likely to react to interest rates. Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” If an issuer “calls” its bond before its maturity date during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield.

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Fixed-Income Market Risks. Economic and other market developments can adversely affect fixed-income securities markets in North America, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets and the related derivatives markets. Under some circumstances, those concerns could cause reduced liquidity in certain debt securities markets and the related derivative markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

High Yield Risk. Low-rated and comparable unrated securities (“high yield bonds”, sometimes, also referred to as “junk bonds”), while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. High yield bonds may be riskier with respect to the issuer’s capacity to pay interest and to repay principal as compared to investment grade issuers. The market values of certain of these securities tend to be more sensitive to individual corporate development and changes in economic conditions than higher quality bonds. In addition, high yield bonds may be less marketable than higher-rated debt securities because the market for them may not be as broad or active. Secondary market liquidity may have an adverse effect on market price and the Fund’s ability to sell particular securities.

Senior Loan Risk. Senior Loans are loans made to borrowers that may be corporations, partnerships or other entities (each a “Borrower”). Investing in Senior Loans involves investment risk and some Borrowers default on their Senior Loan repayments. The risks associated with Senior Loans are similar to the risks of high yield bonds, although Senior Loans typically are senior and secured, whereas high yield bonds often are subordinated and unsecured. An economic downturn generally leads to a higher non-payment rate, and a Senior Loan may lose significant value before a default occurs. There is no assurance that the liquidation of the collateral would satisfy the claims of the Borrower’s obligations in the event of the non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. No active trading market may exist for certain Senior Loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a Senior Loan and which may make it difficult to value Senior Loans. Adverse market conditions may impair the liquidity of some actively traded Senior Loans. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Main Risks of Derivatives. Derivative instruments (such as swaps, options and futures) often have risks similar to their underlying currency, security or index, in addition to other risks. The use of derivatives also involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be volatile and illiquid and there is a risk of imperfect correlation between the value of the derivative and the underlying instrument. Derivative instruments may give rise to leverage and losses on derivatives may substantially exceed the initial investment. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Further, since the Fund may invest in derivatives for investment purposes, losses from investment positions in a derivative may be much greater than the derivative’s original cost and may be substantial. With over-the-counter derivatives, there is the risk that the other party to the transaction could default. Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of its underlying instrument.

Options and Futures Contracts Risk. Participation in the options or futures markets involves investment risks. In particular, the loss from investing in certain futures contracts is theoretically unlimited. If the Adviser’s prediction of movements in the underlying reference securities, interest rate or currency markets is inaccurate, the Fund could be in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (1) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (2) the skills needed to use these strategies may be different from those needed to select portfolio securities; and (3) the possible absence of a liquid secondary market for any particular instrument at any time.

Swaps Risk. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the agreement), credit risk and pricing risk. As a result of the Dodd-Frank Act, certain swap agreements may be cleared through a clearinghouse and traded on an exchange or swap execution facility. The regulation of swaps markets has increased over the last few years, and future regulation of the swaps markets may make swaps more costly, may limit the availability of swaps, or may otherwise adversely affect the value or performance of swaps. Any such adverse future developments could impair the effectiveness of the Fund’s swaps transactions and cause the Fund to lose value.

Liquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund’s share price may decrease. No active trading market may exist for some Senior Loans, derivatives, bonds or equities. Certain securities may be subject to restrictions on resale. The inability to dispose of Senior Loans, derivatives, bonds or equities in a timely fashion could result in losses to the Fund.

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Risks of Holding Cash or Similar Instruments. During periods when the Fund holds a substantial position in cash and money market instruments, the Fund will earn less income than it would if it invested in higher yielding securities. Holding a large cash position for an extended period of time may result in the Fund not achieving its investment objective.

Main Risks of Foreign Securities and Currencies. The Fund may invest in foreign debt and equity securities in addition to domestic debt and equity securities. To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; reliance upon non-U.S. jurisdictional insolvency and or restructuring regimes that may differ substantially from the U.S. Bankruptcy Code; creditor rights and protections that may vary substantially from the U.S. Bankruptcy Code; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

Short Sale Risk. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds due to the payment of dividends and interest, if any, in connection with the short positions as well as the cost to borrow the security.

Small- and Medium-Sized Company Risk. The Fund may invest in companies that are smaller, less established, with less liquid markets for their securities, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the frequency and volume of trading in small- and medium-size companies is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issues.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds, as defined by the Investment Company Act of 1940. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Concentration Risk. The Fund’s overall risk level will depend on the market sectors and countries in which the Fund is invested. The Fund may overweight or underweight certain companies, market sectors, or countries, which may cause the Fund’s performance to be more or less sensitive to developments affecting those companies, sectors or countries. The Fund may have significant weightings in a particular issuer, country or sector, which may subject the Fund to greater risks than less concentrated funds.

Manager Risk. How the Adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the Adviser’s investment strategy does not achieve the Fund’s objective or if the Adviser does not implement the strategy successfully.

Other Investment Strategies and Risks

There are specific restrictions on the Fund’s investments. Such restrictions are detailed in the Fund’s Statement of Additional Information (“SAI”). The Fund may utilize from time to time one or more of the investment practices described below to assist it in reaching its investment objective. In addition to the principal risks discussed in the Fund Summary, the Fund’s investments involve additional potential risks which are summarized below. The SAI also contains more detailed or additional information about certain of these practices, the potential risks and/or the limitations adopted by the Fund to help manage such risks. The Fund may not use all of these techniques or strategies or might only use them from time-to-time.

Recent Market Events Risk. The equity and debt capital markets globally have experienced unprecedented volatility in the past several years. This financial crisis had caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the Fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration. Changes in market conditions will not have the same impact on all types of

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securities. In response to the financial crisis, the U.S. government, the Federal Reserve and certain foreign banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or the withdrawal of this support could also negatively impact the value and liquidity of certain securities.

In recent years, dealer capacity in the fixed income markets have undergone fundamental changes resulting in the primary dealer inventories of corporate bonds to be at an all-time low, relative to the market size. This reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the fixed income markets. There may be less governmental intervention in the securities markets in the near future. If so, it could cause an increase in interest rates, which would have a negative impact on fixed income securities and could negatively affect the Fund’s net asset value.

Material Non-Public Information Risk. The Adviser may come into possession of material non-public information with respect to an issuer, such as when the Adviser serves on a creditor committee for an issuer to negotiate with the issuer on restructuring issues. Should this occur, the Adviser would be restricted from buying or selling securities, derivatives or loans of the issuer on behalf of the Fund until such time as the information became public or was no longer deemed material, so as to preclude the Fund from participating in an investment. Disclosure of such information to the Adviser’s personnel responsible for the affairs of the Fund will be on a need-to-know basis only, and the Fund may not be free to act upon any such information. Due to these restrictions, the Fund may not be able to initiate a transaction that it otherwise might have initiated and may not be able to sell an investment that it otherwise might have sold.

Litigation and Enforcement Risk. Investing in companies involved in significant restructuring tends to involve increased litigation risk. This risk may be greater in the event the Fund takes a large position or is otherwise prominently involved on a bankruptcy or creditors’ committee. The expense of asserting claims (or defending against counterclaims) and recovering any amounts pursuant to settlements or judgments may be borne by the Fund. Further, ownership of companies over certain threshold levels involves additional filing requirements and substantive regulation on such owners, and if the Fund fails to comply with all of these requirements, the Fund may be forced to disgorge profits, pay fines or otherwise bear losses or other costs from such failure to comply.

Credit Default Swap Agreements Risk. The Fund may enter into credit default swap agreements as a “buyer” or “seller” of credit protection. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund may be required to segregate or “earmark” assets in accordance with the terms of its swap agreements to provide assets of value and for recourse in the event of a default, bankruptcy or insolvency of the obligor of the underlying asset. Such segregation and “earmarking” will not limit the Fund’s exposure to loss. If the Fund is a buyer and no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund as a buyer receives the full notional value for a reference obligation that may have little or no value. As a seller, the Fund typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If the Fund is a seller of credit default swaps, the maximum potential loss to the Fund is the notional value of the swap agreement.

Counterparty Risk. The Fund may enter into various types of derivative contracts. Some of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Temporary Defensive Instruments, Cash or Similar Instruments. In response to adverse market, economic, political or other conditions, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies. In such circumstances, the Fund may invest in money market instruments, including corporate or government money market mutual funds, or may hold cash with a bank. The Fund may also invest in U.S. Treasury Bills, commercial paper or repurchase agreements for these purposes. For longer periods of time, the Fund may hold a substantial position in cash and money market instruments. During such periods, the Fund will earn less income than it would if it invested in higher yielding securities. Taking a temporary defensive position or holding a large cash position for an extended period of time may result in the Fund not achieving its investment objective.

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Emerging Market Risk. The Fund may invest in emerging and developing markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries may be considered speculative by market participants and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund can be required to establish special custodial or other arrangements before making investments in these countries. There may be less financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Foreign Currency Forwards and Options Risk. Foreign currency forward contracts involve the risk that anticipated currency movements will not be accurately predicted which could result in losses on those contracts and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The ability of the Fund to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

Forward Roll Transactions. To enhance current income, the Fund also may engage in a series of purchase and sale contracts or forward roll transactions in which the Fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed-upon price. Similar forward roll transactions may include U.S. Treasury and U.S. agency notes and bonds.

Exchange-Traded Funds. The Fund may purchase shares of exchange-traded funds (“ETFs”). All ETFs are investment companies that are bought and sold on a securities exchange. An ETF generally represents a portfolio of securities designed to track a particular market index. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the index is designed to track, although lack of liquidity in a particular ETF could result in it being more volatile than the underlying portfolio of securities and trading at a discount to its net asset value. ETFs also have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

If the Fund invests in a fixed income ETF, the Fund’s investment in fixed income ETFs, subject to the exception specified in the next sentence currently is limited to (a) 3% of the total voting stock of any one ETF, (b) 5% of the Fund’s total assets with respect to any one ETF and (c) 10% of the Fund’s total assets in the aggregate. An exception to these limitations is found in Section 12(d)(1)(F) of the 1940 Act, which provides that the above limitations do not apply to securities purchased or otherwise acquired by the Fund if (a) immediately after such purchase or acquisition not more than 3% of the total outstanding securities of such ETF is owned by the Fund and all affiliated persons of the Fund; and (b) the Fund has not offered or sold, and is not proposing to offer or sell, any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 1/2%. In any event, the Fund will not invest more than 10% of its total assets in ETFs.

Impact of Certain Investments. The Fund may invest in a variety of securities, including new issue loans and bonds, initial public offerings and derivatives. Such investments may have a magnified performance impact on the Fund depending on the Fund’s size. The Fund may not experience similar performance as its assets grow or its investments change.

Settlement Transactions. If the Fund trades a foreign security, it is usually required to settle the purchase transaction in the relevant foreign currency or receive the proceeds of the sale in that currency. At or near the time of the transaction, the Fund may wish to lock in the U.S. dollar value at the exchange rate or rates then prevailing between the U.S. dollar and the currency in which the security is denominated. Transaction hedging may be accomplished on a forward basis, whereby the Fund purchases or sells a specific amount of foreign currency, at a price set at the time of the contract, for receipt or delivery at either a specified date or at any time within a specified time period. Transaction hedging also may be accomplished by purchasing or selling such foreign currencies on a “spot,” or cash, basis. In so doing, the Fund will attempt to insulate itself against possible losses and gains resulting from a change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received and the transaction settled. Similar transactions may be entered into by using other currencies. The Fund may also settle certain trades in U.S. dollars. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors, including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency.

Depositary Receipts. The Fund may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They include American Depositary Receipts (“ADRs”), which are traded on U.S. exchanges and are U.S. dollar-denominated.

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Although ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, tax, currency and regulatory risk, by investing in ADRs rather than directly in securities of foreign issuers, the Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Fund may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, the Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities. Not readily marketable, illiquid securities include restricted securities and repurchase obligations maturing in more than seven days. Certain restricted securities that may be resold to institutional investors under Rule 144A under the Securities Act of 1933 and Section 4(2) commercial paper may be deemed liquid under guidelines adopted by the Board of Trustees. The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Repurchase Agreements. The Fund may invest in repurchase agreements, provided that it will not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement involves the sale of securities to the Fund, with the concurrent agreement of the seller to repurchase the securities at the same price plus an amount representing interest at an agreed-upon interest rate within a specified period of time, usually less than one week, but, on occasion, at a later time. Repurchase agreements entered into by the Fund will be fully collateralized and will be marked-to-market daily. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the collateral during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

When-Issued and Delayed-Delivery Securities; Reverse Repurchase Agreements. The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such purchase commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons.

The Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

At the time the Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be earmarked or segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit, may increase net asset value fluctuation.

Lending Portfolio Securities. The Fund may lend its portfolio securities to broker-dealers and banks, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets. Any such loan must be continuously secured by collateral (cash or U.S. Government securities). In the event of bankruptcy or other default of the borrower, the Fund could experience delays in both liquidating the loan collateral and recovering the loaned securities and losses.

Disclosure of Portfolio Holdings. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

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Management of the Fund

Trustees and Adviser. The Board of Trustees of the Trust has overall management responsibility. See the SAI for the names of and additional information about the Trustees and officers. The Adviser, Driehaus Capital Management LLC, 25 East Erie Street, Chicago, Illinois 60611, is responsible for providing investment advisory and management services to the Fund, subject to the direction of the Board of Trustees. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser was organized in 1982 and as of xxxx xx, 2015, managed approximately $x.x billion in assets.

The Fund pays the Adviser an annual investment management fee on a monthly basis as follows:

Fund	As a percentage of average daily net assets
Driehaus Turnaround Opportunities Fund	x.xx%*

*

The Adviser has entered into a contractual agreement to waive a portion of its management fee and to reimburse operating expenses to the extent necessary to cap the Fund’s ordinary annual operating expenses (excluding interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses and extraordinary expenses) at x.xx% of average daily net assets until xxxxx xx, 201x. Because of this agreement, the Fund may pay the Adviser less than the contractual management fee.

Disclosure relating to the material factors and conclusions with respect to those factors that formed the basis for the Board of Trustees’ approval of the Fund’s investment advisory agreements will be available in the Fund’s annual report to shareholders for the period ending December 31, 2015. Shareholder reports may be obtained by calling 1-877-779-0079, or by visiting www.driehaus.com or the SEC’s web site at www.sec.gov.

Co-Portfolio Manager. Elizabeth Cassidy has been the co-portfolio manager of the Fund since inception and, together with Mr. McCauley, is responsible for making investment decisions on behalf of the Fund.

Ms. Cassidy has been co-portfolio manager of the Driehaus Active Income Fund, another series of the Trust, since July 1, 2015 and served as an assistant portfolio manager of the Driehaus Active Income Fund from November 1, 2009 to June 30, 2015. Together with K.C. Nelson, Ms. Cassidy is responsible for making investment decisions on behalf of the Driehaus Active Income Fund. Ms. Cassidy has been an assistant portfolio manager of the Driehaus Select Credit Fund, another series of the Trust, since its inception and supports Mr. Nelson with investment research, security selection and portfolio construction. She has certain responsibilities for investment decision-making for the Driehaus Select Credit Fund, subject to Mr. Nelson’s approval.

Ms. Cassidy received her B.A. in Economics and French from Middlebury College in 1999 and an M.B.A. from Duke University in 2004. In 1999, Ms. Cassidy joined Credit Suisse First Boston where she was an analyst and then an associate in the firm’s Investment Banking Division, focusing on buy and sell-side merger and acquisition transactions and debt and equity financings in the consumer and industrial industries. In 2004, she joined Bank of America Merrill Lynch as an associate and then as a vice president as a research analyst focused on distressed securities in the Corporate Principal Investing & Trading group. In November 2009, Ms. Cassidy joined the Adviser as an assistant portfolio manager of the firm’s credit-oriented strategies.

Co-Portfolio Manager. Thomas McCauley has been the co-portfolio manager of the Fund since inception and, together with Ms. Cassidy, is responsible for making investment decisions on behalf of the Fund.

Mr. McCauley received his B.S. in Finance and Accounting from Tulane University in 2004 and an M.B.A. from the University of Chicago in 2011. He is a CFA® charterholder. From 2004 through 2006, Mr. McCauley was an analyst focused on corporate debt underwriting and merger and acquisition advisory at ABN AMRO bank. From 2006 through 2009, Mr. McCauley was an associate with Merit Capital Partners, a private equity investment firm. From 2011 through 2013, Mr. McCauley was an Investment Analyst with Chicago Fundamental Investment Partners, a hedge fund focused on stressed and distressed opportunities across the capital structure. In 2013, Mr. McCauley joined the Adviser as a Senior Analyst.

Assistant Portfolio Manager. John Khym has been an assistant portfolio manager of the Fund in support of Ms. Cassidy and Mr. McCauley since inception of the Fund. He is responsible for investment research, security selection and portfolio construction. He has certain responsibilities for investment decision-making, subject to the approval of Ms. Cassidy or Mr. McCauley.

Mr. Khym received his B.B.A from the University of Notre Dame in 2001; he majored in Finance and Sociology. He is a CFA® charterholder. From 2001 through 2004, he was an Analyst and then Associate within the corporate restructuring and bankruptcy advisory practices of Arthur Andersen LLP and Huron Consulting Group. From 2004 through 2006 he was an Associate with Madison

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Capital Funding, a provider of middle market leveraged loans. From 2006 through 2011, Mr. Khym was an Investment Analyst for Chicago Fundamental Investment Partners, a hedge fund focused on stressed and distressed opportunities across the capital structure. From 2012 to 2014, Mr. Khym was a Vice President and Senior Analyst at Neuberger Berman, where he focused on distressed debt and equity investing in the U.S. and Europe. He joined the Adviser in 2014 as a Senior Analyst.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed and ownership of securities in the Fund.

Distributor. Driehaus Securities LLC (“DS LLC”), an affiliate of the Adviser, acts as the distributor of the Trust’s shares pursuant to a Distribution Agreement, without any sales concessions or charges to the Fund or to its shareholders.

Administrator. UMB Fund Services, Inc. (the “Administrator”) is the administrator for the Fund. In such capacity, UMB Fund Services, Inc. assists the Fund in aspects of its administration and operation, including certain accounting services.

Transfer Agent. UMB Fund Services, Inc. (the “Transfer Agent”) is the agent of the Fund for the transfer of shares, disbursement of dividends and maintenance of shareholder accounting records.

Custodian. The Northern Trust Company (the “Custodian”) is the custodian for the Fund. Foreign securities are maintained in the custody of foreign banks and trust companies that are members of the Custodian’s global custody network or foreign depositories used by such members.

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Shareholder Information

Net Asset Value

The Fund’s net asset value is determined as of the close of the New York Stock Exchange (“NYSE”) (normally 3:00 p.m., Central time) on each day the NYSE is open for trading. Purchases and redemptions are made at the Fund’s net asset value per share next calculated after receipt of your purchase or redemption order in good form. Net asset value per share is determined by dividing the difference between the values of the Fund’s assets and liabilities by the number of its shares outstanding. The Fund’s holdings are typically valued using readily available market quotations provided by an independent pricing service. Securities may be valued using methods approved by the Board of Trustees when: (i) securities cannot be priced through a readily available market quotation provided by a pricing service and no broker-dealer quotations are available, or (ii) an event occurs that affects the value of a portfolio security between the time its price is determined in its local market or exchange and the close of the NYSE where the event would materially affect net asset value. In instances where a security or securities held by the Fund are fair valued pursuant to these methodologies, the Fund’s value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon the security’s sale. Because foreign securities markets may operate on days that are not business days in the U.S., the value of the Fund’s holdings may change on days when you will not be able to purchase or redeem the Fund’s shares.

Opening an Account

1)	Read this Prospectus carefully.

2)	The Fund has the following minimum investments, which may be waived at the discretion of DS LLC:

Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)
$ 10,000	$ 2,000	$ 2,000	$ 500	$ 100

3)

Complete the appropriate sections of the New Account Application, carefully following the instructions. If you have questions, please call 1-877-779-0079. Complete the appropriate sections of the application which apply to account privileges. You will automatically have telephonic redemption and exchange privileges unless you indicate on the application that you do not want these privileges. By confirming your privileges on the New Account Application, you can avoid the delay of having to submit an additional application to change your privileges.

The Fund seeks to obtain identification information for new accounts so that the identity of Fund investors can be verified consistent with regulatory requirements. The Fund may limit account activity until investor identification information can be verified. If the Fund is unable to obtain sufficient investor identification information such that the Fund may form a reasonable belief as to the true identity of an investor, the Fund may take further action including closing the account.

4)	Include your purchase check or call 1-877-779-0079 to initiate a wire purchase.

5)

To open an Individual Retirement Account (IRA), complete the appropriate Traditional or Roth IRA Application which may be obtained by visiting www.driehaus.com or by calling 1-877-779-0079. IRA investors should also read the IRA Disclosure Statement and Custodial Account Agreement for further details on eligibility, service fees, and federal tax considerations. For IRA accounts, the procedures for purchasing and redeeming shares of the Fund, and the account features, policies and fees may differ from those discussed in this Prospectus. Please call 1-877-779-0079 for additional information.

How to Purchase Shares

1)	By Mail. Make your check payable to Driehaus Mutual Funds. The Fund accepts:

•	Your personal check, preprinted with your name and address
•	Certified personal checks

for Fund share purchases under $100,000. For purchases of $100,000 or more, the Fund accepts only wire transfers.

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Driehaus Mutual Funds will not accept the following forms of payment for Fund shares:

•	Cash
•	Credit cards
•	Cashier’s/Official checks
•	Bank drafts
•	Third party checks
•	“Starter” checks that do not have a printed name and address on them
•	Travelers checks
•	Credit card checks
•	Money orders

Any expense incurred as a result of a returned check will be borne by the shareholder. The Fund will charge a $20 fee against your account, in addition to any loss sustained by the Fund, for any check returned for insufficient funds. If you are adding to your existing account, fill out the detachable investment slip from an account statement or indicate your Fund account number and the name(s) in which the account is registered directly on the check. Send to:

Regular Mail: Driehaus Mutual Funds c/o UMB Fund Services, Inc. P.O. Box 2175 Milwaukee, WI 53201-2175	Overnight Delivery: Driehaus Mutual Funds c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212

2)	By Wire Transfer. Call 1-877-779-0079 to initiate your purchase and obtain your account number. Then wire your investment to:

UMB Bank, n.a.

ABA #101000695

Credit: Driehaus Mutual Funds

Bank Account #: 9871878937

For Further Credit to: Investor Account Number; Name(s) of Investor(s); SSN or TIN;

Driehaus Turnaround Opportunities Fund

3)

Through Automatic Investment Plan. Additional investments in shares of the Fund may be made automatically by authorizing the Transfer Agent to withdraw funds via Automated Clearing House Network Transfer (“ACH”) from your pre-designated bank account through the Automatic Investment Plan.

4)

Through ACH. Additional investments in shares of the Fund may also be made at any time by authorizing the Transfer Agent to withdraw funds via ACH from your pre-designated bank account. The Fund does not accept initial investments through ACH.

5)

Through Financial Institutions. Investors may purchase (or redeem) shares through investment dealers or other financial institutions. The institutions may charge for their services or place limitations on the extent to which investors may use the services offered by the Fund. There are no charges or limitations imposed by the Fund, other than those described in this Prospectus, if shares are purchased (or redeemed) directly from the Fund or DS LLC.

New investors who would like to participate in the Automatic Investment Plan or make additional investments in shares of the Fund by ACH should complete the appropriate section of the account application and mail it to Driehaus Mutual Funds at the address included in the By Mail section above. Current investors should complete the Optional Account Services Form to add either or both privileges to their account(s). To obtain either form, call 1-877-779-0079 or visit www.driehaus.com.

Financial institutions that enter into a sales agreement with DS LLC or the Trust (“Intermediaries”) may accept purchase and redemption orders on behalf of the Fund. If communicated in accordance with the terms of the sales agreement, a purchase or redemption order will be deemed to have been received by the Fund when the Intermediary accepts the order. In certain instances, an Intermediary (including Charles Schwab & Co., Inc.) may designate other third-party financial institutions (“Sub-Designees”) to receive orders from their customers on the Fund’s behalf. The Intermediary is liable to the Fund for its compliance with the terms of

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the sales agreement and the compliance of each Sub-Designee. All orders will be priced at the Fund’s net asset value next computed after they are accepted by the Intermediary or Sub-Designee, provided that such orders are communicated in accordance with the terms of the applicable sales agreement.

Certain Intermediaries may enter purchase orders on behalf of their customers by telephone, with payments to follow within several days as specified in their sales agreement. Such purchase orders will be effected at the net asset value next determined after receipt of the telephone purchase order. It is the responsibility of the Intermediary to place the order on a timely basis. If payment is not received within the time specified in the agreement, the Intermediary could be held liable for any fees or losses resulting from the cancellation of the order.

The Fund may pay an annual shareholder services fee not to exceed 0.25% of the Fund’s average net assets to firms that provide shareholder administrative and/or sub-transfer agency services to individual shareholders or beneficial owners where the firm maintains an omnibus account with the Fund.

DS LLC makes payments, and the Adviser may reimburse DSLLC for such payments, out of its own resources to Intermediaries for providing shareholder servicing or distribution related activities. The Fund may reimburse DS LLC for payments it makes to Intermediaries for shareholder services at a rate not to exceed 0.25% of the Fund’s average net assets. No payments are made by the Fund for distribution related activities of the Fund.

General Purchase Information

Shares of the Fund are typically offered only to residents of states and other jurisdictions in which the shares are available for purchase. The Fund does not generally sell shares to persons or entities, including foreign financial institutions, foreign shell banks and private banking accounts, residing outside the U.S., its territories and possessions, even if they are U.S. citizens or lawful permanent residents, except to persons with U.S. military APO or FPO addresses. However, under limited circumstances, the Fund reserves the right to sell shares to such persons or entities residing outside the U.S., its territories and possessions. The Fund reserves the right not to accept any purchase order. The Fund also reserves the right to change its investment minimums without notice. For all purchases, confirmations are sent to the investor in writing except purchases made by reinvestment of dividends, which will be confirmed quarterly.

“Buying a Dividend.” Unless you are purchasing Fund shares through a tax-advantaged account (such as an IRA), buying Fund shares at a time when the Fund has undistributed income or recognized or unrecognized gains can cost you money in taxes. See “Distributions and Taxes — Buying a Distribution” below. Contact the Fund for information concerning when distributions will be paid.

Shares Purchased by Check or ACH. Shares purchased by check are subject to a 10 business day escrow period to ensure payment to the relevant Fund. Shares purchased by ACH are subject to a 5 business day escrow period to ensure payment to the relevant Fund. The proceeds of shares redeemed during the escrow period will be released after expiration of the escrow period.

How to Redeem Shares

1)	By Mail. Shareholders may sell shares by writing the Fund at the following address:

Regular Mail: Driehaus Mutual Funds c/o UMB Fund Services, Inc. P.O. Box 2175 Milwaukee, WI 53201-2175	Overnight Delivery: Driehaus Mutual Funds c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212

Certain requests for redemption must be signed by the shareholder with a signature guarantee. See “Shareholder Services and Policies — Medallion Signature Guarantees.”

2)

By Telephone. You will automatically have the telephone redemption privileges when you open your account unless you indicate on the application that you do not want this privilege. You may also have redemption proceeds sent directly to your bank account by wire or ACH if you provide your bank information on your application. If you are a current shareholder, you should complete the Optional Account Services Form to add these additional redemption options to your account. You may make a

20

telephone redemption request for up to $100,000 by calling 1-877-779-0079 and providing your account number, the exact name of your account and your social security or taxpayer identification number. See “General Redemption Information” below for specific information on payment of redemption proceeds under each payment option. The Fund reserves the right to suspend or terminate the telephone redemption privilege at any time.

Telephone Transactions. For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose address has changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record or wired or electronically transferred to a bank account previously designated by you in writing.

3)

By Wire Transfer. If you have chosen the wire redemption privilege, you may request the Fund to transmit your proceeds by Federal Funds wire to a bank account previously designated by you in writing and not changed within the past 30 days. See “General Redemption Information — Execution of Requests” below.

4)

Through ACH. Your redemption proceeds can be electronically transferred to your pre-designated bank account on or about the date of your redemption. There is no fee associated with this redemption payment method.

5)

Through Financial Institutions. If you bought your shares through a financial institution and these shares are held in the name of the financial institution, you must redeem your shares through the financial institution. Please contact the financial institution for this service.

General Redemption Information

Institutional and Fiduciary Account Holders. Institutional and fiduciary account holders, such as corporations, custodians, executors, administrators, trustees or guardians, must submit, with each request, a completed certificate of authorization in a form of resolution acceptable to the Fund. The request must include other supporting legal documents as required from organizations, executors, administrators, trustees or others acting on accounts not registered in their names. For more information, please call 1-877-779-0079.

Cancellation. A shareholder may not cancel or revoke a redemption order once instructions have been received and accepted. The Fund cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions.

Redemptions by the Fund. The Fund reserves the right to redeem shares in any account and send the proceeds to the owner if, immediately after a redemption, the shares in the account do not have the Minimum Account Value as shown below:

Fund	Minimum Account Value	Minimum IRA Account Value
Driehaus Turnaround Opportunities Fund	$ 5,000	$ 1,500

A shareholder would be notified that the account is below the minimum and would have 30 days to increase the account before the account is redeemed.

In-Kind Redemptions. The Fund generally intends to pay all redemptions in cash. However, the Fund may pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities, if your requests over a 90-day period total more than $250,000 or 1% of the net assets of the Fund, whichever is less. An in-kind redemption is taxable for federal income tax purposes in the same manner as a redemption for cash.

Execution of Requests. If an order is placed prior to the close of regular trading on the NYSE (normally 3:00 p.m., Central time) on any business day, the purchase of shares is executed at the net asset value determined as of the closing time that day. If the order is placed after that time, it will be effected on the next business day.

A redemption order will be executed at the price which is the net asset value determined after proper redemption instructions are received. The redemption price received depends upon the Fund’s net asset value per share at the time of redemption. Therefore, it may be more or less than the price originally paid for the shares and may result in a realized capital gain or loss for federal income tax purposes.

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The Fund will pay redemption proceeds, less any applicable fees, as follows:

1)	PAYMENT BY CHECK — Normally mailed within seven days of redemption to the address of record ($15 fee applies for overnight delivery; $20 for Saturday delivery.)

2)	PAYMENT BY WIRE — Normally sent via the Federal Wire System on the next business day after redemption ($15 wire fee applies) to your pre-designated bank account.

3)	PAYMENT BY ACH — Normally sent by ACH on or about the date of your redemption to your pre-designated bank account. Please consult your financial institution for additional information.

If it is in the best interest of the Fund to do so, the Fund may take up to seven days to pay proceeds from shares redeemed. The redemption price will be determined as of the time proper redemption instructions are received, in the manner described above, even if the Fund delays payment of the proceeds. For payments sent by wire or ACH, the Fund is not responsible for the efficiency of the federal wire or ACH systems or the shareholder’s financial services firm or bank. The shareholder is responsible for any charges imposed by the shareholder’s financial services firm or bank. Payment for shares redeemed within 10 business days after purchase by personal check or 5 business days after purchase by ACH will be delayed until the applicable escrow period has expired. Shares purchased by certified check or wire are not subject to the escrow period.

Policies and Procedures Regarding Frequent Purchases and Redemptions

Frequent and short-term trading in shares of the Fund, known as “market timing,” can harm long-term Fund shareholders. Such short-term trading activity can result in increased costs to the Fund for buying and selling portfolio securities and also can disrupt portfolio management strategies when the Fund needs to maintain cash or liquidate portfolio holdings to meet redemptions.

The Trust’s Board of Trustees has adopted policies and procedures in an effort to discourage and prevent market timing, which do not accommodate frequent purchases and redemptions of shares. The Fund’s Adviser receives trading activity information from the Transfer Agent and monitors Fund inflows and outflows for suspected market timing activity using certain activity thresholds. The Adviser monitors the trading activity of direct shareholders and trading activity through Intermediaries. This monitoring may result in the Fund’s rejection or cancellation of future purchase or exchange transactions in that shareholder’s account(s) without prior notice to the shareholder. Under current procedures, such rejection or cancellation would occur within one business day after the Adviser identifies the suspected market timing activity.

Shares of the Fund may be purchased directly from the Fund (through the Transfer Agent) or through omnibus arrangements with broker-dealers or other Intermediaries that aggregate shareholder transactions. The Fund does not know the identity of the beneficial owners of many of the accounts opened through Intermediaries and consequently relies on the Intermediaries to comply with the Fund’s policies and procedures on frequent purchases and redemptions. In some instances, the Fund allows an Intermediary to impose frequent trading restrictions that differ from those of the Fund. Investors who purchase shares through an Intermediary should review any disclosures provided by the Intermediary with which they have an account to determine what frequent trading restrictions may apply to their account. The Fund may direct any Intermediary to block any shareholder account from future trading in the Fund if market timing is suspected or discovered.

Shareholders seeking to engage in market timing activities may use a variety of strategies to avoid detection and, despite the efforts of the Fund to prevent such trading, there is no guarantee that the Fund or Intermediaries will be able to identify these shareholders or curtail their market timing activity.

Shareholder Services and Policies

Exchanging Shares. Any shares of the Fund that you have held for the applicable escrow period may be exchanged for shares of any other Driehaus Mutual Fund in an identically registered account, provided the fund to be acquired has the same transfer agent, is available for purchase, is registered for sale in your state of residence and you have met the minimum initial investment requirements. Procedures applicable to the purchase and redemption of the Fund’s shares are also applicable to exchanging shares, including the prices that you receive and pay for the shares you exchange. You will automatically have the ability to exchange shares of any Driehaus Mutual Fund, subject to the qualifications noted above, by telephone unless you indicate on your application that you do not want this privilege. The Fund reserves the right to limit the number of exchanges between funds and to reject any exchange order. The Fund reserves the right to modify or discontinue the exchange privilege at any time upon 60 days’ written notice. For federal income

22

tax purposes, an exchange is treated the same as a sale and you may recognize a capital gain or loss upon an exchange, depending upon the cost or other basis of the shares exchanged.

Medallion Signature Guarantees. A medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account activity. In addition to certain signature requirements, a medallion signature guarantee is required in any of the following circumstances:

•	A redemption request is over $100,000.
•	A redemption check is to be made payable to anyone other than the shareholder(s) of record or the name has been changed within 30 days of the request.
•	A redemption check is to be mailed to an address other than the address of record or the address has been changed within 30 days of the request.
•	A redemption amount is to be wired to a bank other than one previously authorized.
•	To add or change bank information for wire or ACH transactions on an existing account.

At the Fund’s discretion, medallion signature guarantees also may be required for other transactions or changes to your account. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who is a participant in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP), and the New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not part of these programs will not be accepted.

Telephone Transactions. Shareholders will automatically have telephone redemption by check and exchange privileges unless they indicate on their account application that they do not want these privileges. Shareholders may initially purchase shares by telephone via bank wire. Shareholders engaging in telephone transactions should be aware of the risks associated with this type of transaction as compared to written requests. Although the Fund employs reasonable procedures to confirm that instructions received by telephone are genuine, a shareholder authorizing a transaction by telephone bears the risk of any resulting losses, unless the Fund or its service providers fail to employ these measures. In such cases, the Fund or its service providers may be liable for losses arising from unauthorized or fraudulent instructions. In addition, the Fund reserves the right to record all telephone conversations. Confirmation statements for telephone transactions should be reviewed for accuracy immediately upon receipt by the shareholder.

Unusual Circumstances. During times of unusual economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In addition, in unusual circumstances, the Fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to seven days or longer as allowed by federal securities laws. In the event that you are unable to reach the Fund by telephone, requests may be mailed to the Fund at the address listed in “How to Redeem Shares.”

A Note on Mailing Procedures. In order to provide greater convenience to our shareholders and cost savings to the Fund by reducing the number of duplicate shareholder mailings, only one copy of most proxy statements, financial reports and prospectuses will be mailed to households, even if more than one person in a household holds shares of the Fund. Separate shareholder statements will continue to be mailed for the Fund account. If you want additional copies or do not want your mailings to be “householded,” please call 1-877-779-0079 or write Driehaus Mutual Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, WI 53201-2175.

Dividend Policies

Reinvestment of Distributions. Dividends and distributions payable by the Fund are automatically reinvested in additional shares of the Fund unless the investor indicates otherwise on the application or subsequently notifies the Fund, in writing, of the desire to not have dividends automatically reinvested. Reinvested dividends and distributions are treated the same for federal income tax purposes as dividends and distributions received in cash.

If the U.S. Postal Service cannot deliver your check or if your check remains uncashed for six months, the Fund reserves the right to reinvest your distribution check in your account at the net asset value on the day of the reinvestment and to reinvest all subsequent distributions in shares of the applicable Fund. Interest will not accrue on amounts represented by uncashed distribution or redemption checks.

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Distributions and Taxes

Payment of Dividends and Other Distributions. The Fund pays its shareholders dividends from its investment company taxable income (determined without regard to the deduction for dividends paid), and distributions from any realized net capital gains (i.e., the excess of net long-term capital gains over the sum of net short-term capital losses and capital loss carryforwards available from prior years). Dividends are generally paid quarterly and distributions are generally paid annually. The Fund intends to distribute at least 98% of any ordinary income for the calendar year (not taking into account any capital gains or losses), plus 98.2% of capital gain net income realized during the 12-month period ended October 31 in that year, if any. The Fund intends to distribute any undistributed ordinary income and capital gain net income in the following year.

Federal Income Tax Status of Dividends and Other Distributions. Distributions by the Fund of investment company taxable income (determined without regard to the deduction for dividends paid) are generally subject to federal income tax at ordinary income tax rates. However, a portion of such distributions that were derived from certain corporate dividends may qualify for either the 70% dividends received deduction available to corporate shareholders under the Internal Revenue Code of 1986, as amended (the “Code”), or the reduced rates of federal income taxation for “qualified dividend income” currently available to individual and other noncorporate shareholders under the Code, provided certain holding period and other requirements are satisfied. However, dividends received by the Fund from foreign corporations are not expected to qualify for the dividends received deduction, and dividends received from certain foreign corporations may not qualify for treatment as qualified dividend income. It is not expected that a significant portion of the Fund’s distributions will qualify for the dividends received deduction or qualified dividend income treatment. Distributions of net capital gains, if any, are generally taxable as long-term capital gains for federal income tax purposes regardless of how long a shareholder has held shares of the Fund. The U.S. federal income tax status of all distributions will be designated by the Fund and reported to its shareholders annually. Distributions are taxable in the year they are paid, whether they are taken in cash or reinvested in additional shares, except that certain distributions declared to shareholders of record in the last three months of the calendar year and paid in the following January are taxable as if paid on December 31 of the year declared.

Taxability of Distributions to Individuals and Other Noncorporate Shareholders

(taxable years beginning in 2015)

Type of Distribution	Federal Income Tax Rate for 15% Bracket or lower	Federal Income Tax Rate for 25%, 28%, 33% and 35% Bracket	Federal Income Tax Rate for 39.6% Bracket

Income Dividends	ordinary income rate	ordinary income rate	ordinary income rate
Short-term Capital Gains	ordinary income rate	ordinary income rate	ordinary income rate
Long-term Capital Gains	0%	15%	20%
Qualified Dividend Income	0%	15%	20%

In addition, an additional 3.8% Medicare tax is imposed on certain net investment income (including dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The U.S. has entered into tax treaties with many foreign countries that generally entitle the Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested within various countries will fluctuate and the extent to which tax refunds will be recovered is uncertain. The Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

To the extent that the Fund is liable for foreign income taxes, the Fund may make an election under the Code to “pass through” to the Fund’s shareholders foreign income taxes paid, but there can be no assurance that the Fund will qualify to make such election. If this election is made, shareholders will generally be able to claim a credit or deduction (subject to certain limitations) on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of the income taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). Under the Code, no deduction for foreign taxes may be claimed by individual shareholders who do not elect to itemize deductions on their federal income tax returns, although such a shareholder may be able to claim a credit for foreign taxes paid and in any event will be treated as having taxable income in the amount of the shareholder’s pro rata share of foreign taxes paid by the Fund. If the Fund does not make such an

24

election, the foreign taxes paid by the Fund will reduce the Fund’s net investment income. In such a case, shareholders will not be able to claim either a credit or a deduction for their pro rata portion of such taxes paid by the Fund, nor will shareholders be required to treat as part of the amounts distributed to them their pro rata portion of such taxes paid.

Buying a Distribution. If you buy shares before the Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, which may be subject to federal income tax as described above. In addition, the Fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the Fund has a negative return.

Redemption of Fund Shares. Unless a shareholder is a tax-exempt investor or investing through a tax-advantaged account, a redemption or exchange of Fund shares is generally considered a taxable event for federal income tax purposes. Depending on the purchase price and the sale price of the shares redeemed or exchanged, the shareholder may have a gain or loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if the shareholder held the shares for more than one year. If the shareholder held the shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Short-term capital gain is taxable at ordinary income tax rates for federal income tax purposes. Shareholders may be limited in their ability to utilize capital losses. Any loss realized on sales or exchanges of Fund shares held six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares.

Backup Withholding. The Fund may be required to withhold federal income tax (“backup withholding”) at a 28% rate from dividends, distributions and redemption proceeds paid to certain shareholders. Backup withholding may be required if:

•	An investor fails to furnish the Fund with the investor’s properly certified social security or other taxpayer identification number;

•

An investor fails to properly certify that the investor’s taxpayer identification number is correct or that the investor is not subject to backup withholding due to the underreporting of certain income; or

•	The Internal Revenue Service (“IRS”) informs the Fund that the investor’s taxpayer identification number is incorrect or that the investor is subject to backup withholding.

Cost Basis Reporting. The Fund is required to report to the IRS, and to furnish to Fund shareholders, detailed cost basis and holding period information for Fund shares acquired on or after January 1, 2012 (“covered shares”), that are redeemed on or after that date. These requirements do not apply to investments through a tax-advantaged arrangement, such as a 401(k) or an IRA. If you redeem covered shares during any year, the Fund will report the following information to the IRS and to you on Form 1099-B: (i) the cost basis of such shares, (ii) the gross proceeds you received on the redemption, and (iii) the holding period for the redeemed shares. The Fund’s default method for calculating the cost basis of covered shares is the average cost basis. You should contact your tax or other advisor about the application of the cost basis reporting rules to you, particularly whether you should elect a cost basis calculation method other than the default average cost basis. If you wish to change your cost basis methodology, please see the Cost Basis Election Form at www.driehaus.com or call 1-877-779-0079. If you hold your Fund shares through a financial intermediary, please contact your representative regarding the reporting of cost basis and available elections for your account.

Taxation of Non-U.S. Shareholders. Non-U.S. shareholders, including shareholders who, with respect to the U.S., are nonresident aliens, may be subject to U.S. withholding tax on certain distributions at a rate of 30% or such lower rates as may be prescribed by an applicable treaty.

Certifications of federal income tax status are contained in the account application that should be completed and returned when opening an account. The Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for the Fund to reimburse a shareholder for amounts withheld. A shareholder may, however, claim the amount withheld as a credit on the shareholder’s federal income tax return, provided certain information is provided to the IRS.

The foregoing discussion of U.S. federal income taxation is only a general summary as of xxxxx xx, 201x. It is not intended to be a full discussion of all federal income tax laws and their effect on shareholders. Shareholders should consult their tax advisors as to the federal, state, local or foreign tax consequences of ownership of Fund shares before making an investment in the Fund.

25

Financial Highlights — Driehaus Turnaround Opportunities Fund

The financial highlights table is not included since the Fund has not commenced operations as of the date of this Prospectus.

26

FOR MORE INFORMATION

More information on the Fund is available without charge, upon request, including the following:

Annual/Semi-Annual Reports

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a letter from the Adviser discussing recent market conditions, economic trends and Fund strategies that significantly affected the Fund’s performance during the Fund’s last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more details about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference.

To Obtain Information:

By Telephone

Call 1-877-779-0079

By Mail

Write to:

Driehaus Mutual Funds

c/o UMB Fund Services, Inc.

P.O. Box 2175

Milwaukee, WI 53201-2175

On the Internet

Text-only versions of Fund documents, including the SAI, annual and semi-annual reports can be viewed online or downloaded without charge from: www.driehaus.com or the SEC at http://www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (1-202-551-8090) or by sending your request by email to publicinfo@sec.gov or to the SEC’s Public Reference Section, Washington, DC 20549-1520 (a duplicating fee is charged).

(c) 2015, Driehaus Mutual Funds

1940 Act File No. 811-07655

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Statement of Additional Information Dated xxxx xx, 2015

SUBJECT TO COMPLETION

Dated August 19, 2015

DRIEHAUS MUTUAL FUNDS

25 East Erie Street

Chicago, Illinois 60611

1-877-779-0079

DRIEHAUS TURNAROUND OPPORTUNITIES FUND *XXXXX

(the “Fund”)

This Statement of Additional Information (“SAI”) is not a prospectus, but provides additional information that should be read in conjunction with the Fund’s prospectus dated xxxx xx, 2015 and any supplements thereto (“Prospectus”). The Prospectus may be obtained at no charge by calling 1-877-779-0079.

GENERAL INFORMATION AND HISTORY

Driehaus Turnaround Opportunities Fund (the “Fund”) is a nondiversified series of Driehaus Mutual Funds (the “Trust”), an open-end management investment company. Driehaus Capital Management LLC (“DCM” or the “Adviser”) provides management and investment advisory services to the Fund. The Trust is a Delaware statutory trust organized under an Agreement and Declaration of Trust (“Declaration of Trust”) dated May 31, 1996, as subsequently amended and restated as of June 6, 2013, and as of the date of this SAI has nine series, including the Fund. The Trust or the Fund may be terminated (i) by the affirmative vote of at least two-thirds of the outstanding shares of the Trust (or Fund) at any meeting of shareholders, or (ii) by an instrument in writing, without a meeting, signed by a majority of the Trustees and consented to by at least two-thirds of the outstanding shares, or (iii) by the Trustees by written notice to shareholders. The Trust may issue an unlimited number of shares, in one or more series or classes as its Board of Trustees (the “Board”) may authorize.

Each share of the Fund is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of the Fund, and all shares of the Fund have equal rights in the event of liquidation of the Fund.

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing Trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of the Trust’s outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a Trustee or Trustees and will assist in the communication with other shareholders as if the Trust were subject to Section 16(c) of the 1940 Act. All shares of all series of the Trust are voted together in the election of Trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by the series, except that shares are voted by an individual series when required by the 1940 Act or other applicable law, or when the Board determines that the matter affects only the interests of one series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

The Fund expects to commence operations on xxxxx xx, xxxx.

PORTFOLIO INVESTMENTS AND RISK CONSIDERATIONS

General Investment Risks

As with all investments, at any given time the value of your shares in the Fund may be worth more or less than the price you paid. The value of your shares depends on the value of the individual securities owned by the Fund which will go up and down depending on the performance of the issuer of the security, general market and economic conditions, and investor confidence. In addition, the market for securities generally rises and falls over time, usually in cycles. During any particular cycle, an investment style may be in or out of favor. If the market is not favoring the Fund’s style, the Fund’s gains may not be as big as, or its losses may be larger than, those of other funds using different investment styles.

The Fund invests in U.S. and non-U.S. fixed income and floating rate securities, both investment grade and non-investment grade quality, as well as in common stocks, preferred stocks, American Depositary Receipts and Global Depositary Receipts, both within and outside the U.S. The Fund is actively managed taking both long and short positions and may invest in derivatives, including for investment purposes. In view of this, the Fund may be subject to above-average risk.

The Fund will invest in non-investment grade fixed income securities (commonly known as “high yield bonds”) that are considered predominantly speculative by traditional investment standards. Non-investment grade fixed income securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the high yield bond markets generally and less secondary market liquidity.

Common Stock

The Fund may invest in common stock across all market capitalizations. Common stock represents an equity interest in a company, which generally gives the Fund the right to vote on issues affecting the company’s organization and operations. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Despite the price volatility, however, common stocks have historically offered a greater potential for long-term gain on investment, compared to other classes of financial instruments, such as bonds or cash equivalents, although there can be no assurance that this will be true in the future.

Preferred Stock

The Fund may invest in preferred stock across all market capitalizations. Preferred stock is an equity security, but possesses certain attributes of debt securities. Holders of preferred stock normally have the right to receive dividends at a fixed rate when and as declared by the issuers’ board of directors, but do not otherwise participate in amounts available for distribution by the issuing corporation. Dividends on preferred stock may be cumulative, and, in such cases, all cumulative dividends usually must be paid prior to dividend payments to common stockholders. Preferred stock generally has a preference in liquidation over common stock, but is subordinated in liquidation to the company’s debt securities. As a general rule, the market value of preferred stocks with fixed dividend rates and no conversion rights moves inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities (e.g. common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks.

Convertible Securities

The Fund may invest in convertible debt securities. The Fund may also invest in common or preferred stock as a means of realizing the economic value associated with owning convertible securities. Convertible securities are bonds or preferred stocks that may be converted (exchanged) into common stock of the issuing company within a certain period of time, for a specified number of shares. By investing in convertible debt securities, the Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. The market value of convertible debt securities tends to vary inversely with the level of interest rates. Although under normal market conditions longer-term debt securities have greater yields than do shorter-term debt securities of similar quality, they are subject to greater price fluctuations.

Corporate Debt Securities

The Fund may invest in corporate debt securities. Corporate debt securities include corporate bonds, debentures, notes and other similar instruments, including certain convertible securities. Debt securities may be acquired with warrants attached. Corporate income producing securities also may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate such as interest rates or other financial indications. The Fund can invest in corporate securities of any rating or that are unrated.

The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

The Fund may invest in floating rate debt instruments (“floaters”). The interest rate on a floater is a variable rate, which is tied to another interest rate, such as a money market index, like the London Interbank Offered Rate (“LIBOR”), or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, although the Fund will participate in any declines in interest rates as well.

The Fund also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

High Yield Securities

The Fund may invest in high yield, high risk, lower-rated debt securities, including convertible securities. Investments in such securities are subject to greater credit risks than higher rated securities. Debt securities rated below investment grade have greater risks of default than investment grade debt securities, including medium grade debt securities, and may in fact, be in default. Issuers of “high yield bonds” must offer higher yields to compensate for the greater risk of default on the payment of principal and interest.

The market for high yield securities is subject to substantial volatility. For example, an economic downturn may have a more significant effect on high yield securities and their markets, as well as on the ability of securities issuers to repay principal and interest, than on higher rated securities and their issuers. Issuers of high yield securities may be of low creditworthiness and the high yield securities may be subordinated to the claims of senior lenders. During periods of economic downturn or rising interest rates the issuers of high yield securities may have greater potential for insolvency and a higher incidence of high yield bond defaults may be experienced.

The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic changes or individual corporate developments because of their lower credit quality. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a high yield convertible security owned by the Fund defaults, the Fund may incur additional expenses in seeking recovery. Periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Fund’s net asset value. Yields on high yield securities will fluctuate over time. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more volatile than market prices of securities which pay interest periodically and in cash.

The secondary market for high yield securities may at times become less liquid or respond to adverse publicity or investor perceptions making it more difficult for the Fund to value accurately high yield securities or dispose of them. To the extent the Fund owns or may acquire illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity difficulties, and judgment will play a greater role in valuation because there is less reliable and objective data available.

Special federal income tax considerations are associated with investing in zero coupon or pay-in-kind securities. For federal income tax purposes, the Fund will report the interest on these securities as income even though they receive no cash interest until the security’s maturity or payment date. Further, the Fund must distribute substantially all of its income to its shareholders to qualify as a regulated investment company for federal income tax purposes. Accordingly, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to borrow to satisfy distribution requirements.

Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Adviser monitors the issuers of high yield convertible securities in the portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the securities’ liquidity so the Fund can meet redemption requests. To the extent that the Fund invests in high yield securities, the achievement of its investment objective may be more dependent on the Adviser’s own credit analysis than is the case for higher quality bonds.

Senior Loans

The Fund may invest in Senior Loans. Senior Loans are business loans made to borrowers that may be corporations, partnerships or other entities (each a “Borrower”). These Borrowers operate in a variety of industries and across geographic regions. Senior Loans generally have the most senior position in a Borrower’s capital structure or share the senior position with other senior debt securities of the Borrower. This capital structure position generally gives holders of secured Senior Loans a priority claim on some or all of the collateral underlying the Senior Loan in the event of a default by the Borrower. The Fund may invest in both fixed and floating rate loans. Investing in Senior Loans involves investment risk and some Borrowers default on their Senior Loan repayments.

A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the Senior Loan on behalf of the other Loan Investors. For a secured Senior Loan, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors. Loan interests primarily take the form of assignments purchased in the primary or secondary market (“Assignments”). Loan interests may also take the form of participation interests in a Senior Loan (“Participations”). Senior loans primarily include senior floating rate loans and interests therein. Senior loans also include senior debt obligations that are in the form of notes rather than loan agreements and certain structured products with rates of return determined by reference to the total rate of return on one or more Senior Loans referenced in such products. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.

The Fund typically purchases Assignments from the Agent or other Loan Investors. The purchaser of an Assignment typically succeeds to all the rights and obligations under the relevant loan agreement of the assigning Loan Investor. Under an Assignment, the Fund becomes a Loan Investor under the loan agreement with the same rights and obligations as the assigning Loan Investor. However, Assignments may be arranged through private negotiations between potential assignees and potential assignors and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor.

Participations typically result in the Fund having a contractual relationship only with such Loan Investor, not with a Borrower. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the Borrower. In connection with purchasing a Participation, the Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the Borrower and the Fund may not directly benefit from the collateral supporting the Senior Loan in which it purchased the Participation. As a result, the Fund may assume the credit risk of both the Borrower and the Loan Investor selling the Participation. In the event of the insolvency of the Loan Investor selling a Participation, the Fund may be treated as a general unsecured creditor of such Loan Investor. In the case of loan Participations where a bank or other lending institution serves as a financial intermediary between the Fund and the Borrower, if the Participation does not shift to the Fund the direct debtor-creditor relationship with the Borrower, the Fund may be required, in some circumstances, to treat both the lending bank or other lending institution and the Borrower as issuers for purposes of the Fund’s investment policies. Treating a financial intermediary as an issuer of indebtedness may restrict the Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying Borrowers represent many different companies and industries.

The Adviser generally relies on its own credit analysis of Borrowers and not on the analysis prepared by rating agencies or other independent parties. There is no minimum rating or other independent evaluation of a Borrower of its securities limiting the Fund’s investments. There is no limit on the percentage of the Fund’s assets that may be invested in Senior Loans that are rated below investment grade or that are unrated but of comparable quality. Although the Adviser will use its best judgment in selecting Senior Loans, there can be no assurance that such analysis will disclose factors that may impair the quality of Borrowers and other factors. A serious deterioration in credit quality of a Borrower could cause a permanent decrease in the Fund’s net asset value.

Most of the Fund’s Senior Loan investments will be secured by specific assets of the Borrower. In order to borrow money pursuant to a Senior Loan, a Borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to: (1) working capital assets such as cash, accounts receivable and inventory, (2) tangible fixed assets such as buildings, equipment and real property, (3) intangible assets such as patent rights and trademarks and/or (4) security interests in shares of common and preferred stock of subsidiaries or affiliates. Collateral may sometimes include guarantees or other credit support by affiliates of the Borrower. In some cases, Senior Loans may be secured only by stock in the Borrower or its subsidiaries. The Fund may also invest in Senior Loans not secured by any collateral. Collateral securing a Senior Loan may decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause a Senior Loan to be under-secured. In most credit agreements, there is no formal requirement to pledge additional collateral. Collateral may consist of assets that may not be readily liquidated and there is no assurance that the liquidation of such assets would satisfy a Borrower’s obligations under a Senior Loan. In the event of default by the Borrower, it is possible although unlikely, that the Fund could receive a portion of the Borrower’s collateral. If the Fund receives collateral other than cash, such collateral will be liquidated and the cash received from such liquidation will be available for investment as part of the Fund’s portfolio. Owning such collateral may impact the Fund’s ability to qualify as a regulated investment company for federal income tax purposes.

Certain Borrowers must comply with various restrictive covenants contained in a loan agreement between the Borrower and the holders of the Senior Loan. In addition to requiring scheduled payment of interest and principal, such covenants may include: (1) restrictions on dividend payments and other distributions to stockholders, (2) provisions requiring the Borrower to maintain specific minimum financial ratios, (3) limits on total debt and/or (4) provisions requiring mandatory prepayments. A breach of covenant that is not waived by the Agent of the Loan Investor directly is normally an event of acceleration whereby the Agent or Loan Investor has the right to call the outstanding Senior Loan. The typical practice of the Agent or Loan Investor in relying exclusively or primarily on reports from the Borrower may involve a risk of fraud by the Borrower. Under a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the loan agreements, such as waiving a breach of covenant. However, the holder of a Participation will, in almost all cases, have the right to vote on certain fundamental issues such as changes in principal amount, interest rate and payment dates.

With a typical Senior Loan, the Agent administers the terms of the loan agreement and has the right to monitor collateral. The Agent is generally responsible for the collection of principal and interest payments from the Borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. The Agent is typically responsible for monitoring compliance with covenants in the loan agreement based on reports prepared by the Borrower. The Borrower compensates the Agent for providing these services under a loan agreement and such compensation may include special fees. The Fund will rely on the Agent or an intermediate participant to receive and forward to the Fund its portion of the principal and interest payments on the Senior Loan. Failure by the Agent or intermediate participant to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Unless the terms of the Participation agreement gives the Fund direct recourse against the Borrower, the Fund will rely on the Agent and the other Loan Investors to use appropriate remedies against the Borrower. If an Agent is terminated, a successor Agent would generally be appointed and the assets held by the terminated Agent should remain available to the holders of Senior Loans. However, if the assets held by the Agent on behalf of the Fund were determined to be subject to the claims of the Agent’s general creditors, the Fund might incur certain costs and delays in payment on a Senior Loan or suffer a loss of principal and/or interest. Similar risks might arise in situations involving intermediate participants.

In the process of buying, selling and holding Senior Loans, the Fund may pay and may receive various fees and commissions including but not limited to facility fees, commitment fees, letter of credit fees, amendment fees and prepayment penalty fees. These fees are in addition to interest payments received.

Senior Loans can require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan based on certain events. The degree to which Borrowers prepay Senior Loans may be affected by, among other things, the general business conditions, the financial condition of the Borrower and competitive conditions among Loan investors. Therefore, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may receive both a prepayment penalty fee from the Borrower and a facility fee if the Fund elects to purchase a new Senior Loan with the proceeds from the prepayment of the former.

The Fund may purchase and retain a Senior Loan where the Borrower has experienced or may likely experience credit problems including involvement in or emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. In such situations, the Fund may determine or be required to accept equity securities or junior debt in exchange for all or a portion of a Senior Loan.

When the Fund has an interest in certain Senior Loans (for example, in a revolving line of credit), the Fund may have an obligation to make additional loans upon demand by the Borrower. These commitments may have the effect of requiring the Fund to increase its investment in a Borrower at a time when it would not have otherwise done so. The Fund intend to reserve against such contingent obligations by segregating sufficient assets in high quality short-term liquid investments to cover such obligations.

Lenders can be sued by other creditors and shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a Borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund’s security interest in the loan collateral or subordinate the Fund’s rights under the Senior Loan to the interests of the Borrower’s unsecured creditors or cause interest previously paid to be refunded to the Borrower. If a court required interest to be refunded, it could negatively impact the Fund’s performance. Such action by the court could be based, for example, on a “fraudulent conveyance” claim or failure to perfect a security interest in loan collateral. If the Fund’s security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of the Borrower in bankruptcy or other proceedings, the Fund would have substantially lower recovery, and perhaps no recovery, on the full amount of the principal and interest due on the Senior Loan, or the Fund could also have to refund interest.

Participations and Assignments involve credit risk, interest rate risk and liquidity risk as well as the potential liability associated with being a lender. If the Fund purchases a Participation, it may only be able to enforce its rights through the participating Loan Investor and may assume the credit risk of both the Loan Investor and Borrower. Senior Loans generally are not listed on any national securities exchange or automated quotation system and a less active trading market exists for some Senior Loans. As a result, some Senior Loans are illiquid, meaning that the Fund may not be able to sell them quickly at a fair price. Illiquid securities are difficult to value. The market for illiquid securities is more volatile than the market for liquid securities. However, many Senior Loans are of a large principal amount and are held by a large number of owners. In the Adviser’s opinion, this should enhance their liquidity. In addition, in recent years the number of institutional investors purchasing Senior Loans has increased. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Other than certain restrictions on the amount of illiquid securities that can be held by the Fund, the Fund has no other limitation on the amount of Senior Loans it may hold. If a substantial portion of the Fund’s assets are invested in Senior Loans, it may restrict the ability of the Fund to dispose of its investments in a timely fashion and at a fair price and could result in capital losses to the Fund and its shareholders. The market for Senior Loans could be disrupted in the event of an economic downturn or a substantial increase or decrease in interest rates. This could result in increased volatility in the market and in the Fund’s net asset value per share.

If legislation or state or federal regulators impose additional requirements or restrictions on the ability of financial institutions to make loans that are considered highly leveraged transactions, the availability of Senior Loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default. If legislation or federal or state regulators require financial institutions to dispose of Senior Loans that are considered highly leveraged transactions or subject them to increased regulatory scrutiny, financial institutions may determine to sell such Senior Loans. Such sales by affected financial institutions may not be at desirable prices, in the opinion of the Adviser. If the Fund attempts to sell a Senior Loan at a time when a financial institution is engaging in such a sale, the price the Fund could get for the Senior Loan may be adversely affected.

Trade Claims

The Fund may invest in trade claims. Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty and often involved in bankruptcy proceedings. For purchasers such as the Fund, trade claims offer the potential for profits since they are often purchased at a significant discount from face value and, consequently, may generate capital appreciation in the event that the market value of the claim increases as the debtor’s financial position improves or the claim is paid.

An investment in trade claims carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. The markets in trade claims are not regulated by federal securities laws or the SEC. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

Exchange-Traded Funds

The Fund may purchase shares of exchange-traded funds (“ETFs”) holding fixed income securities (“fixed income ETFs”). All ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF generally represents a portfolio of securities designed to track a particular market index. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the index is designed to track, although lack of liquidity in a particular ETF could result in it being more volatile than the underlying portfolio of securities and trading at a discount to its net asset value. ETFs also have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

The Fund’s investment in fixed income ETFs, subject to the exception specified in the next sentence, currently is limited to (a) 3% of the total voting stock of any one ETF, (b) 5% of the Fund’s total assets with respect to any one ETF and (c) 10% of the Fund’s total assets in the aggregate. An exception to these limitations is found in Section 12(d)(1)(F) of the 1940 Act, which provides that the above limitations do not apply to securities purchased or otherwise acquired by the Fund if (a) immediately after such purchase or acquisition not more than 3% of the total outstanding securities of such

ETF is owned by the Fund and all affiliated persons of the Fund; and (b) the Fund has not offered or sold, and is not proposing to offer or sell, any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 1/2%. In any event, the Fund will not invest more than 10% of its total assets in ETFs.

Duration and Portfolio Maturity

The Fund invests without regard to maturity or duration limitations. As a measure of a fixed income security’s cash flow, duration is an alternative to the concept of “term to maturity” in assessing the price volatility associated with changes in interest rates. Generally, the longer the duration, the more volatility an investor should expect. For example, the market price of a bond with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same bond would be expected to increase 3% if interest rates fell 1%. The market price of a bond with a duration of six years would be expected to increase or decline twice as much as the market price of a bond with a three-year duration. Duration is a way of measuring a security’s maturity in terms of the average time required to receive the present value of all interest and principal payments as opposed to its term to maturity. The maturity of a security measures only the time until final payment is due; it does not take account of the pattern of a security’s cash flows over time, which would include how cash flow is affected by prepayments and by changes in interest rates. Incorporating a security’s yield, coupon interest payments, final maturity and option features into one measure, duration is computed by determining the weighted average maturity of a bond’s cash flows, where the present values of the cash flows serve as weights. In computing the duration of the Fund, the Adviser will estimate the duration of obligations that are subject to features such as prepayment or redemption by the issuer, put options retained by the investor or other imbedded options, taking into account the influence of interest rates on prepayments and coupon flows.

U.S. Government Securities

The Fund may invest in a variety of U.S. Treasury obligations, including bills, notes and bonds. These obligations differ only in terms of their interest rates, maturities and time of issuance. The Fund may also invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities.

Obligations of certain agencies and instrumentalities, such as the Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and others, such as those of the Federal National Mortgage Association (“Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association (“Sallie Mae”), are supported only by the credit of the agency or instrumentality that issues them. There is no guarantee that the U.S. government will provide financial support to its agencies or instrumentalities, now or in the future, if it is not obligated to do so by law. For a discussion of the placement of Fannie Mae into conservatorship, please see the discussion below under “Mortgage-Backed Securities and Other Asset-Backed Securities.”

Mortgage-Backed Securities and Other Asset-Backed Securities

The Fund may invest in residential and commercial mortgage-backed securities as well as other asset-backed securities that are secured or backed by automobile loans, installment sale contracts, credit card receivables or other assets (“Asset-Backed Collateral”) and are issued by Ginnie Mae, Fannie Mae, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), commercial banks, trusts, special purpose entities, finance companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. Mortgage-backed securities include: (1) “Government Agency Mortgage-Backed Securities”; (2) “Privately-Issued Mortgage-Backed Securities”; and (3) collateralized mortgage obligations and multiclass pass-through securities. These securities represent interests in specific Asset-Backed Collateral in which periodic payments of interest on and/or principal of the Asset-Backed Collateral are made, thus, in effect, passing through periodic payments made by the individual borrowers on the Asset-Backed Collateral underlying those securities, net of any fees paid to the servicer, any third party credit enhancement provider or any guarantor of the securities. Mortgage-backed securities are typically issued in separate tranches that are secured by the same pool of Asset-Backed Collateral but vary with respect to risk and yield because of payment priority of one tranche over another. The Asset-Backed Collateral underlying securities purchased by the Fund may include sub-prime mortgage loans or non-traditional mortgage loans.

Non-mortgage asset-backed securities may involve certain risks that are not presented by mortgage-backed securities. These risks arise primarily from the nature of the underlying assets (namely, credit card and automobile loan receivables, as opposed to real estate mortgages). Non-mortgage asset-backed securities do not have the benefit of the same security interest in the collateral as mortgage-backed securities.

Like other fixed income securities, when interest rates rise the value of a fixed rate asset-backed security generally will decline; however, when interest rates decline, the value of a fixed rate asset-backed security that permits prepayment may not increase as much as that of other fixed income securities that do not permit prepayment without penalty. Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other short-term instruments. With respect to mortgage-backed securities, the risk of such defaults is generally higher in the case of mortgage pools that include so-called “sub-prime” mortgages. While the secondary market for asset-backed securities is ordinarily quite liquid, during an economic downturn or when the underlying mortgage rates are being reset, the secondary market may not be as liquid as the market for other types of securities, which could cause the Fund to experience difficulty in valuing or liquidating (or both) such securities.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. The U.S. Treasury also pledged to make additional capital contributions as needed to help ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. Fannie Mae and Freddie Mac continue to rely on the support of the U.S. Treasury to continue operations, and it is not known when the conservatorships will be terminated or what changes will be made to their operations following the conservatorships.

Government Agency Mortgage-Backed Securities

Mortgage-backed securities include Government Agency Mortgage-Backed Securities, which represent participation interests in pools of residential mortgage loans originated by United States governmental or private lenders and guaranteed, to the extent provided in such securities, by the United States government or one of its agencies or instrumentalities. Such securities, with the exception of collateralized mortgage obligations, are ownership interests in the underlying mortgage loans and provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

The Government Agency Mortgage-Backed Securities in which the Fund may invest will include those issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. As more fully described below, these securities may include collateralized mortgage obligations, multiclass pass-through securities and stripped mortgage-backed securities.

Ginnie Mae Certificates. Ginnie Mae is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the “Housing Act”), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration Act, or Title V of the Housing Act of 1949, or guaranteed by the Veterans’ Administration under the Servicemen’s Readjustment Act of 1944, as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the United States government is pledged to the payment of all amounts that may be required to be paid under any guarantee. To meet its obligations under such guarantee, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

Fannie Mae Certificates. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a United States government agency to provide supplemental liquidity to the mortgage market and was transformed into a shareholder owned and privately managed corporation by legislation enacted in 1968. Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. Fannie Mae acquires funds to purchase home mortgage loans from many capital market investors that ordinarily may not invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each Fannie Mae Certificate entitles the registered holder thereof to receive amounts representing such holder’s pro rata interest in scheduled principal payments and interest payments (at such Fannie Mae Certificate’s pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments, on the mortgage loans in the pool represented by such Fannie Mae Certificate and such holder’s proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal of and interest on each Fannie Mae Certificate will be guaranteed by Fannie Mae, which guarantee is not backed by the full faith and credit of the United States government. For a discussion of the placement of Fannie Mae into conservatorship, please see the discussion above under “Mortgage-Backed Securities and Other Asset-Backed Securities.”

Freddie Mac Certificates. Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit for the financing of needed housing. The principal activity of Freddie Mac currently consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily Freddie Mac Certificates.

Freddie Mac guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate, whether or not received. Freddie Mac also guarantees to each registered holder of a Freddie Mac Certificate ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but, generally, does not guarantee the timely payment of scheduled principal. Freddie Mac may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of claim by any mortgage insurer, or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for accelerated payment of principal. The obligations of Freddie Mac under its guarantee are obligations solely of Freddie Mac and are not backed by the full faith and credit of the United States government. For a discussion of the placement of Freddie Mac into conservatorship, please see the discussion above under “Mortgage-Backed Securities and Other Asset-Backed Securities.”

Privately-Issued Mortgage-Backed Securities. Privately-Issued Mortgage-Backed Securities are issued by private issuers and represent an interest in or are collateralized by (i) mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“Privately-Issued Agency Mortgage-Backed Securities”), or (ii) whole mortgage loans or non-Agency collateralized mortgage-backed securities (“Privately-Issued Non-Agency Mortgage-Backed Securities”). These securities are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through securities described above and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Privately-Issued Agency Mortgage-Backed Securities usually are backed by a pool of Ginnie Mae, Fannie Mae and Freddie Mac Certificates. Privately-Issued Non-Agency Mortgage-Backed Securities usually are backed by a pool of conventional fixed rate or adjustable rate mortgage loans that are not guaranteed by an entity having the credit status of Ginnie Mae, Fannie Mae or Freddie Mac, and generally are structured with one or more types of credit enhancement. As more fully described below, these securities may include collateralized mortgage obligations and multiclass pass-through securities.

The Fund may invest in subordinated Privately-Issued Non-Agency Mortgage-Backed Securities (“Subordinated Securities”). Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior Privately-Issued Non-Agency Mortgage-Backed Securities. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior Privately-Issued Non-Agency Mortgage-Backed Securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior Privately-Issued Non Agency Mortgage-Backed Securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior Privately-Issued Non-Agency Mortgage-Backed Securities. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed income securities and senior Privately-Issued Non-Agency Mortgage-Backed Securities.

Collateralized Mortgage Obligations and Multiclass Pass-Through Securities. Mortgage-backed securities include collateralized mortgage obligations or “CMOs,” which are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by other mortgage-backed securities or whole loans (such collateral collectively hereinafter referred to as “Mortgage Assets”). CMOs include multiclass pass-through securities, which can be equity interests in a trust composed of mortgage assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of CMOs may elect to be treated as a real estate mortgage investment conduit for federal income tax purposes.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a “tranche,” is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on classes of the CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in innumerable ways, some of which bear substantially more risk than others. In particular, certain classes of CMOs and other types of mortgage pass-through securities, including interest only classes, principal only classes, inverse floaters, or accrual classes and companion classes, are designed to be highly sensitive to changes in prepayment and interest rates and can subject the holder to extreme reductions of yield and loss of principal. The Fund may invest in such high-risk, derivative mortgage-backed securities.

Stripped Mortgage-Backed Securities. The Fund may invest in stripped mortgage-backed securities issued by the U.S. government (“SMBS”). SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of Mortgage Assets. A common type of SMBS will have one class receiving all of the interest from the Mortgage Assets, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yield on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Adjustable-Rate Mortgage Loans. Certain mortgage loans underlying the mortgage-backed securities in which the Fund may invest will be adjustable rate mortgage loans (“ARMs”). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the “Mortgage Interest Rates”) may be subject to periodic adjustment based on changes in the applicable index rate (the

“Index Rate”). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

There are various types of indices which provide the basis for rate adjustments on ARMs. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one year LIBOR, the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Fund’s portfolios and therefore in the NAV of the Fund’s shares will be affected by the length of the interest rate reset periods and the degree of volatility in the applicable indices.

Adjustable interest rates can cause payment increases that some mortgagors may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARMs. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the “Maximum Adjustment”). Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization, and is repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or “accelerated amortization”) further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payments protect borrowers from unlimited interest rate and payment increases.

Asset-Backed Securities. Asset-backed securities may involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (namely, credit card and automobile loan receivables as opposed to real estate mortgages). Non-mortgage asset-backed securities do not have the benefit of the same security interest in the collateral as mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is the risk that the purchaser would acquire an interest superior to that of the holders of related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that payments on the receivables together with recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, while the secondary market for asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could cause the Fund to experience difficulty in valuing or liquidating such securities.

Miscellaneous. The yield characteristics of mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if the Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Certain classes of CMOs and other types of mortgage pass-through securities, including those whose interest rates fluctuate based on multiples of a stated index, are designed to be highly sensitive to changes in prepayment and interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal.

Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in the mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.

No assurance can be given as to the liquidity of the market for certain mortgage-backed securities, such as CMOs and multiclass pass-through securities. Determination as to the liquidity of such securities will be made in accordance with guidelines established by the Trust’s Board of Trustees. In accordance with such guidelines, the Adviser will monitor the Fund’s investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information.

Derivatives

From time to time, the Fund may use derivatives as a substitute for taking a position in an underlying security, for investment purposes (taking a position in the hope of increasing returns), to manage interest rate risk, or as part of a hedging strategy (attempting to reduce risk by offsetting one investment position with another). A derivative is a financial instrument which has a value that is based on - or “derived from” - the values of other assets, reference rates, or indexes. These derivative transactions will involve forward contracts, futures contracts, options and swaps, including options on futures and swaps. The use of derivative instruments for both hedging and investment purposes involves a risk of loss or depreciation possibly greater than that associated with investing directly in the underlying assets.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates and related indexes. Derivatives include futures contracts and options on futures contracts (see discussion below), forward-commitment transactions (see discussion below on “When-Issued and Delayed-Delivery Securities”), options on securities (see discussion below on “Options on Securities”), caps, floors, collars, swap agreements (see discussion below on “Swaps”), and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter (“OTC”) market. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes.

Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The successful use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if the Adviser does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. While certain derivative transactions may be considered to constitute borrowing transactions, such derivative transactions will not be considered to constitute the issuance of a “senior security”, and therefore such transactions will not be subject to the 300% continuous asset coverage requirement otherwise applicable to borrowings, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with applicable requirements.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. The Fund bears the risk that the Adviser will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Fund. If the Adviser attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund.

It is possible that additional government regulation of various types of derivative instruments, including futures, options and swap agreements, may limit or prevent the Fund from using such instruments as part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain instruments as part of its investment strategy. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions could also prevent the Fund from using certain instruments.

There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategies. The futures, options and swaps markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the Securities and Exchange Commission (the “SEC” or the “Commission”), the CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of futures, options and swaps transactions in the U.S. is a rapidly changing area of law and is subject to modification by government action.

In particular, the Dodd-Frank Act will change the way in which the U.S. financial system is supervised and regulated. Title VII of the Dodd-Frank Act sets forth a new legislative framework for OTC derivatives, including financial instruments, such as swaps, in which the Fund may invest. Title VII of the Dodd-Frank Act makes broad changes to the over-the-counter derivatives markets, grants significant new authority to the Commission and the CFTC to regulate OTC derivatives and market participants, and will require clearing and exchange trading of many OTC derivative transactions. The CFTC and the Commission finalized the definition of “swap” and “security-based swap.” These definitions became effective October 12, 2012 and provide parameters around which contracts will be subject to further regulation under the Dodd-Frank Act.

Provisions in the Dodd-Frank Act include new capital and margin requirements and the mandatory use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, the Commission and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Act. Because there is a prescribed phase-in period during which most of the mandated rulemaking and regulations will be implemented, it is not possible at this time to gauge the exact nature and scope of the impact of the Dodd-Frank Act on the Fund. However, it is expected that swap dealers, major market participants and swap counterparties will experience new and/or additional regulations, requirements, compliance burdens and associated costs. The new law and the rules to be promulgated may negatively impact the Fund’s ability to meet its investment objective either through limits or requirements imposed on it or upon its counterparties. In particular, any new position limits imposed on the Fund or its counterparties may impact the Fund’s ability to invest in futures, options, and swaps in a manner that efficiently meets its investment objective. New requirements, even if not directly applicable to the Fund, including capital requirements and mandatory clearing, may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

Options on Securities

An option is a legal contract that gives the buyer (who then becomes the holder) the right to buy, in the case of a call, or sell, in the case of a put, a specified amount of the underlying security at the option price at any time before the option expires. The buyer of a call obtains, in exchange for a premium that is paid to the seller, or “writer,” of the call, the right to purchase the underlying security. The buyer of a put obtains the right to sell the underlying security to the writer of the put, likewise in exchange for a premium. Options have standardized terms, including the exercise price and expiration time; listed options are traded on national securities exchanges that provide a secondary market in which holders or writers can close out their positions by offsetting sales and purchases. The premium paid to a writer is not a down payment; it is a nonrefundable payment from a buyer to a seller for the rights conveyed by the option. A premium has two components: the intrinsic value and the time value. The intrinsic value represents the difference between the current price of the securities and the exercise price at which the securities will be sold pursuant to the terms of the option. The time value is the sum of money investors are willing to pay for the option in the hope that, at some time before expiration, it will increase in value because of a change in the price of the underlying security.

One risk of any put or call that is held is that the put or call is a wasting asset. If it is not sold or exercised prior to its expiration, it becomes worthless. The time value component of the premium decreases as the option approaches expiration, and the holder may lose all or a large part of the premium paid. In addition, there can be no guarantee that a liquid secondary market will exist on a given exchange, in order for an option position to be closed out. Furthermore, if trading is halted in an underlying security, the trading of options is usually halted as well. In the event that an option cannot be traded, the only alternative to the holder is to exercise the option.

Call Options on Securities. When the Fund writes a call, it receives a premium and agrees to sell the related investments to the purchaser of the call during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the related investments) regardless of market price changes during the call period. If the call is exercised, the Fund foregoes any gain from an increase in the market price over the exercise price.

To terminate its obligation on a call which it has written, the Fund may purchase a call in a “closing purchase transaction.” A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the price of the call purchased. A profit may also be realized if the call lapses unexercised, because the Fund retains the premium received. All call options written by the Fund must be “covered.” For a call to be “covered”: (a) the Fund must own the underlying security or have an absolute and immediate right to acquire that security without payment of additional cash consideration; (b) the Fund must maintain cash or liquid securities adequate to purchase the security; or (c) any combination of (a) or (b).

When the Fund buys a call, it pays a premium and has the right to buy the related investments from the seller of the call during the call period at a fixed exercise price. The Fund benefits only if the market price of the related investment is above the call price plus the premium paid during the call period and the call is either exercised or sold at a profit. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date, and the Fund will lose its premium payment and the right to purchase the related investment.

Put Options on Securities. When the Fund buys a put, it pays a premium and has the right to sell the related investment to the seller of the put during the put period (usually not more than nine months) at a fixed exercise price. Buying a protective put permits the Fund to protect itself during the put period against a decline in the value of the related investment below the exercise price by having the right to sell the investment through the exercise of the put.

When the Fund writes a put option it receives a premium and has the same obligations to a purchaser of such a put as are indicated above as its rights when it purchases such a put. A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the put purchased in a closing purchase transaction. A profit may also be realized if the put lapses unexercised, because the Fund retains the premium received. All put options written by the Fund must be “covered.” For a put to be “covered”, the Fund must maintain cash or liquid securities equal to the option price.

Futures Contracts and Options on Futures Contracts

The Fund may purchase and write (sell) futures contracts, and may purchase put and call options and write call options on futures contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A futures contract obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price. It is the practice of holders of futures contracts to close out their positions on or before the expiration date by use of offsetting contract positions and physical delivery is thereby avoided.

A futures contract is a commitment to buy or sell a specific product at a currently determined market price, for delivery at a predetermined future date. The futures contract is uniform as to quantity, quality and delivery time for a specified underlying product. The commitment is executed in a designated contract market - a futures exchange - that maintains facilities for continuous trading. The buyer and seller of the futures contract are both required to make a deposit of cash or U.S. Treasury Bills with their brokers equal to a varying specified percentage of the contract amount; the deposit is known as initial margin. Since ownership of the underlying product is not being transferred, the margin deposit is not a down payment; it is a security deposit to protect against nonperformance of the contract. No credit is being extended, and no interest expense accrues on the non-margined value of the contract. The contract is marked to market every day, and the profits and losses resulting from the daily change are reflected in the accounts of the buyer and seller of the contract. A profit in excess of the initial deposit can be withdrawn, but a loss may require an additional payment, known as variation margin, if the loss causes the equity in the account to fall below an established maintenance level. The Fund will maintain cash or liquid securities sufficient to cover its obligations under each futures contract into which it enters.

Successful use of futures contracts and options on futures contracts by the Fund is subject to the Adviser’s ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of debt instruments held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of the securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

When the Fund purchases a put or call option on a futures contract, the Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing a call option on a futures contract, the Fund receives a premium in return for granting to the purchaser of the option the right to buy from the Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

Some futures and options strategies tend to hedge the Fund’s positions against price fluctuations, while other strategies tend to increase market exposure. The extent of the Fund’s loss from an unhedged short position in futures contracts or call options on futures contracts is potentially unlimited. The Fund may engage in related closing transactions with respect to options on futures contracts.

A notice of eligibility for exclusion from the definition of the term “commodity pool operator” has been filed with the National Futures Association with respect to the Fund. The Fund intends to limit their use of futures and options on futures or commodities or engage in swap transactions so as to remain eligible for the exclusion. If the Fund were no longer able to claim the exclusion, the Adviser would be required to register as a “commodity pool operator,” and the Adviser would be subject to regulation under the Commodity Exchange Act as a registrant.

When the Fund purchases or sells a futures contract, the Fund “covers” its position. To cover its position, the Fund may maintain with its custodian bank (and mark-to-market on a daily basis) cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise cover its position. If the Fund continues to engage in the described securities trading practices and so maintain cash or liquid securities, the maintained cash or liquid securities will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such maintained cash or liquid securities will assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (namely, an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the Fund will maintain cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written call, the Fund will maintain cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The

Fund may also cover its sale of a call option by taking positions in instruments the prices of which are expected to move relatively consistently with the call option.

Although the Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If trading is not possible, or the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

Limitations on Options and Futures

Transactions in options by the Fund will be subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are written or held on the same or different exchanges or are written or held in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or hold may be affected by options written or held by other investment advisory clients of the Adviser and its affiliates. Position limits also apply to futures contracts. An exchange may order the liquidations of positions found to be in excess of these limits, and it may impose certain sanctions.

Special Risks of Hedging Strategies

Participation in the options or futures markets involves investment risks and transactions costs to which the Fund would not be subject absent the use of these strategies. In particular, the loss from investing in futures contracts is potentially unlimited. If the Adviser’s prediction of movements in the securities and interest rate markets is inaccurate, the Fund could be in a worse position than if such strategies were not used.

Risks inherent in the use of options, futures contracts and options on futures contracts include: (1) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (2) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (3) the possible absence of a liquid secondary market for any particular instrument at any time.

Short Sales

The Fund may seek to realize additional gains through short sale transactions in securities listed on one or more national securities exchanges, or in unlisted securities. Short selling involves the sale of borrowed securities. At the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividend or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed.

Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the Fund must pay to a lender of the security. In addition, because the Fund’s loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that the security’s value cannot drop below zero. The use of short sales, in effect, leverages the Fund’s portfolio, which could increase the Fund’s exposure to the market, magnify losses and increase the volatility of returns.

There is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. The SEC and other (including non-U.S.) regulatory authorities have imposed, and may in the future impose, restrictions on short selling, either on a temporary or permanent basis, which may include placing limitations on specific companies and/or industries with respect to which the Fund may enter into short positions. Any such restrictions may hinder the Fund in, or prevent it from, fully implementing its investment strategies and may negatively affect performance.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund’s short position. These requirements limit the Fund’s leveraging of its investments and the related risk of losses from leveraging.

Swaps

A swap agreement is a derivative that is subject to the risks discussed above in “Derivatives.” A swap agreement is an agreement between two parties (counterparties) to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (notional amount) with the payments calculated with reference to a specified asset, reference rate, or index.

Examples of swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps, and total return swaps. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum levels. Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment.

Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

It is possible that developments in the swaps market, including government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

As a result of the Dodd-Frank Act, certain swap agreements may be cleared through a clearinghouse and traded on an exchange or swap execution facility. New regulations could, among other things, increase the costs of such transactions, affect the ability of the Fund to enter into swap agreements or limit the ability of the Fund to terminate existing swap agreements or to realize amounts to be received under such agreements. The Adviser will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Fund’s ability to enter into swap agreements.

When-Issued and Delayed-Delivery Securities

To ensure the availability of suitable securities for its portfolio, the Fund may purchase when-issued or delayed-delivery securities. When-issued transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

When-issued securities represent securities that have been authorized but not yet issued. The Fund may also purchase securities on a forward commitment or delayed-delivery basis. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities.

The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. A “covered roll” is a dollar roll for which there is an offsetting cash or liquid security position. The Fund will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities.

Foreign Currency Transactions

The Fund may engage in foreign currency transactions on a spot (cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (“forward foreign currency” contracts or “forward” contracts). The Fund may enter into foreign currency transactions for any purpose consistent with the Fund’s investment objective.

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.

A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

The Fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. Currency futures contracts are similar to forward foreign currency contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. In hedging transactions, the value of the Fund’s foreign-denominated investments may change in response to many factors other than exchange rates, in which case it may not be possible to match the amount of currency options and futures to the value of the Fund’s investments exactly over time.

Foreign Securities

The Fund may invest in securities of foreign issuers. The Fund may also hold securities of U.S. and foreign issuers in the form of American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) and they may each invest in securities of foreign issuers traded directly in the U.S. securities markets. Investments in foreign securities involve special risks and considerations that are not present when the Fund invests in domestic securities. As an operating policy, the Fund may invest up to 15% of its total assets in non U.S.-dollar denominated securities.

The Fund may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Adviser to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank.

The value of the Fund’s foreign investments may be significantly affected by changes in currency exchange rates, and the Fund may incur certain costs in converting securities denominated in foreign currencies to U.S. dollars. In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes which would reduce the Fund’s income without providing a federal income tax credit or deduction for the Fund’s shareholders, unless the Fund meets certain requirements, which they are not expected to satisfy. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Adviser considers as having stable and friendly governments, there is a possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which could affect investments in those nations.

Emerging Markets

Securities markets in emerging market countries are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industry in these countries are comparatively undeveloped. Securities brokers and other intermediaries in emerging market countries may not perform as well as their counterparts in the United States and other more developed securities markets.

Emerging market countries may have relatively unstable governments and economies based on only a few industries. The value of Fund shares will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). Additionally, changes in governments and economies of such countries may result in capital controls or other regulatory measures that may affect the Fund’s ability to satisfy redemptions.

Rule 144A Securities

The Fund may purchase securities that have been privately placed but are eligible for purchase and sale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund’s restriction of investing no more than 15% of its net assets in illiquid securities. In determining whether a Rule 144A security is liquid or not, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser will consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Lending of Portfolio Securities

Subject to policy (6) under “Investment Policies and Restrictions” in this SAI, the Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by that Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan, but would call the loan to permit voting of the securities if, in the Adviser’s judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

Loans, Direct Debt and Related Instruments

The Fund may invest in loans and other direct debt instruments owed by a borrower to another party. The Fund may also from time to time make loans. These instruments represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. The Fund may invest a substantial amount of its assets in loans, direct debt and related instruments. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to a Fund in the event of fraud or misrepresentation. The markets in loans are not regulated by federal securities laws or the SEC. Direct investments in debt instruments (including, without limitation, high-yield bonds (sometimes referred to as “junk bonds”)), bank debt, convertible bonds or preferred stock, loans made to bankrupt companies (including debtor-in-possession loans), loans made to refinance distressed companies and other types of debt instruments shall not be deemed the lending of securities.

Money Market Instruments

The Fund may invest in cash and money market securities. The Fund may do so to “cover” investment techniques, when taking a temporary defensive position or to have assets available to pay expenses, satisfy redemption requests or take advantage of investment opportunities. The money market securities in which the Fund invests include U.S. Treasury Bills, commercial paper, commercial paper master notes and repurchase agreements.

The Fund may invest in commercial paper or commercial paper master notes rated, at the time of purchase, A-l or A-2 by Standard & Poor’s Corporation or Prime-l or Prime-2 by Moody’s Investors Service, Inc. Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

Under a repurchase agreement, the Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Adviser will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with the Fund. In the event of a default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to pay. However, liquidation could involve costs or delays and, to the extent proceeds from the sale of these securities were less than the agreed-upon repurchase price, the Fund would suffer a loss. The Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Fund to treat repurchase agreements that do not mature within seven days as illiquid for the purposes of its investment policies.

The Fund may also invest in securities issued by other investment companies that invest in high quality, short-term debt securities (namely, money market instruments). In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company’s advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund’s shareholders.

Rights and Warrants

The Fund may purchase rights and warrants to purchase equity securities. Investments in rights and warrants are made purely for the purpose of realizing a capital gain in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Rights and warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Rights and warrants differ from call options in that rights and warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of rights (if traded independently) and warrants do not necessarily move parallel to the prices of the underlying securities. Rights and warrants involve the risk that the Fund could lose the purchase value of the warrant if the warrant is not exercised prior to its expiration. They also involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than the value of the subscribed security’s market price.

Real Estate Investment Trusts

A real estate investment trust (“REIT”) is a corporation, or a business trust that would otherwise be taxed for federal income tax purposes as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

REITs are characterized as equity REITs, mortgage REITs, and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depend upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify as a REIT under the Code or to maintain exemption from the 1940 Act.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings under the 1940 Act, and as such are subject to the investment limitations discussed in the section entitled “Investment Restrictions.” Under a reverse repurchase agreement, the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon future date and price. When the Fund enters into a reverse repurchase agreement, it will maintain cash or liquid securities having a value equal to or greater than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities it is obligated to repurchase.

Inflation-Indexed Bonds

The Fund may invest in inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have varying maturities and pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. The Fund also may invest in other inflation-related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. For federal income tax purposes, any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Rising Interest Rate Risk

There may be less governmental intervention in the securities markets in the near future. If so, it could cause an increase in interest rates, which would have a negative impact on fixed income securities and could negatively affect the Fund’s net asset value.

Cyber Security Risk

With the increased use of technologies such as the Internet and the use of electronic data, the Fund and its third-party service providers are susceptible to operational and information security risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites. Cyber security failures or breaches of the Fund’s third-party service provider (including, but not limited to, the Adviser, administrator, custodian and transfer agent) or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result. Although the Fund and its third-party service providers have business continuity plans and other safeguards in place, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified.

INVESTMENT POLICIES AND RESTRICTIONS

The Fund operates under the following fundamental investment policies and restrictions, which, together with the investment objectives and fundamental policies, cannot be changed without the approval of a “majority of the outstanding voting securities,” which is defined in the 1940 Act to mean the lesser of (i) 67% of the Fund’s shares present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the Fund’s outstanding shares. The Fund:

(1)

may not act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the 1933 Act on disposition of securities acquired subject to legal or contractual restrictions on resale;

(2)

may not purchase or sell (a) real estate, provided the Fund may invest in securities and other instruments secured by real estate, interests in real estate obtained upon foreclosure or other transaction relating to a security or other instrument held by the Fund and securities issued by companies that invest in real estate, (b) commodities or (c) commodity contracts, except that it may enter into (i) futures and options on futures and (ii) forward currency contracts;

(3)

may not borrow, except that it may (a) borrow up to 33 1/3% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income (the total of reverse repurchase agreements and such borrowings will not exceed 33 1/3% of its total assets, and the Fund will not purchase additional securities when its borrowings, less proceeds receivable from sales of portfolio securities, exceed 5% of its total assets) and (b) enter into transactions in options, futures and options on futures;

(4)

may not invest in a security if 25% or more of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities or instruments of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;

(5)	may not issue any senior security except to the extent permitted under the 1940 Act; and

(6)

may make loans, provided that it may not lend portfolio securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets (taken at market value at the time of such loan).

All swap agreements and other derivative instruments that were not classified as commodities or commodity contracts prior to July 21, 2010 are not deemed to be commodities or commodity contracts for purposes of restriction number 2 above. The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of short sales, options and futures contract transactions is not considered to be borrowing for purposes of restriction number 3 above or the issuance of a senior security for purposes of restriction number 5 above.

The Fund is also subject to the following nonfundamental restrictions and policies, which may be changed by the Board without shareholder approval. The Fund may not:

(1)	purchase, except for securities acquired as part of a merger, consolidation or acquisition of assets, more than 3% of the stock of another investment company (valued at time of purchase);

(2)	mortgage, pledge or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with other permitted investment techniques; or

(3)	invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

For purposes of these investment restrictions, with the exception of the restriction on borrowing, subsequent changes in the Fund’s holdings as a result of changing market conditions or changes in the amount of the Fund’s total assets does not require the Fund to sell or dispose of an investment or to take any other action, except that if illiquid securities exceed 15% of the Fund’s net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the portfolio managers may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of the Fund to decline. With respect to the investment restriction related to borrowing, the Fund may only borrow from banks and in the event that such asset coverage shall at any time fall below 33 1/3% of its total assets, the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 33 1/3% of its total assets.

DISCLOSURE OF THE FUNDS’ PORTFOLIO HOLDINGS

It is the policy of the Fund, DCM and Driehaus Securities LLC (“DS LLC” or the “Distributor”) that non-public information about the Fund’s portfolio holdings (“Portfolio Holdings”) may not be selectively disclosed to any person, unless the disclosure (a) is made for a legitimate business purpose, (b) is made to a recipient who is subject to a duty to keep the information confidential, including a duty not to trade on the basis of the Fund’s Portfolio Holdings (“Authorized Recipients”), (c) is consistent with DCM’s fiduciary duties as an investment adviser, the duties owed by DS LLC as a broker-dealer to its customers or the duties owed by the Fund to its shareholders and (d) will not violate the antifraud provisions of the federal securities laws (“Disclosure Conditions”). The purpose of this policy is to prevent abusive trading in shares of the Fund, such as market timing, and not other fraudulent practices, e.g., trading on “inside information,” that are addressed in the Trust’s, DCM’s and DS LLC’s Code of Ethics.

Authorized Recipients of Portfolio Holdings information are: (a) the Trust’s officers and Trustees in their capacity as such; (b) officers, directors or employees of DCM and DS LLC who need the information to perform their duties; (c) outside counsel to the Trust, DCM or DS LLC and independent counsel to the Trust’s independent Trustees in their capacity as such; (d) the independent registered public accounting firm (the “auditors”) for the Fund, DCM or DS LLC; (e) the auditors conducting the performance verifications for DCM, DS LLC and/or their affiliates; (f) third-party broker-dealers in connection with the provision of brokerage, research or analytical services to the Trust, DCM or DS LLC; (g) third-party service providers to the Fund, DCM or DS LLC, such as the Fund’s custodian; the Fund’s administrator, fund accountant and transfer agent; DCM’s proxy-voting service; the Fund’s pricing service; and “best execution” analysts retained to evaluate the quality of executions obtained for the Fund, provided their contracts with the Fund, DCM and DS LLC contain appropriate provisions protecting the confidentiality, and limiting the use, of the information; (h) consultants and rating and ranking organizations that have entered into written confidentiality agreements with the Trust, DCM or DS LLC appropriately limiting their use of the information; and (i) such other Authorized Recipients as may be pre-approved from time to time by DCM’s Chief Executive Officer, President or General Counsel.

Authorized Recipients do not include, for example, members of the press or other communications media, institutional investors and persons that are engaged in selling shares of the Fund to customers, such as financial planners, broker-dealers or other intermediaries, unless the Disclosure Conditions are satisfied. However, the Fund, DCM or DS LLC may make disclosure of a limited number of Portfolio Holdings, provided the Fund is not disadvantaged by such disclosure and the disclosure is made for a legitimate business purpose. For example, in the normal course of business, in discussions about the Fund with current and potential institutional shareholders conducting due diligence about the Fund, the Adviser may occasionally and incidentally mention specific Portfolio Holdings that have not been previously disclosed. The Fund and the Adviser do not believe that these disclosures will disadvantage the Fund.

The Fund will post performance figures on their web site within seven business days after month-end. The Fund will post sector weightings and portfolio characteristics on its web site within fifteen business days after month-end. The Fund will post Portfolio Holdings (full or partial holdings) on its web site 30 days after month-end. All Portfolio Holdings information is available at www.driehaus.com. Portfolio Holdings information is also available upon request after the web site posting and quarterly on Form N-Q or Form N-CSR. These filings are described below.

The Fund’s Portfolio Holdings information posted on the web site and in these filings may not represent current or future portfolio composition and are subject to change without notice. Information on particular Portfolio Holdings may be withheld if it is in the Fund’s best interest to do so.

DCM and DS LLC shall not agree to give or receive from any person or entity any compensation or consideration of any kind (including an agreement to maintain assets in any portfolio or enter into or maintain any other relationship with DCM or DS LLC) in connection with the release of the Fund’s Portfolio Holdings.

DCM’s General Counsel is responsible for reviewing the agreements between the Trust, DCM or DS LLC and the third-party service providers, consultants, rating and ranking organizations and any pre-approved Authorized Recipients, to seek to ensure that these agreements contain appropriate confidentiality and limitations on use provisions. DCM’s Chief Compliance Officer is responsible for monitoring compliance with the Fund’s pre-approval and disclosure restrictions. The Trust’s Treasurer, Chief Legal Officer and Chief Compliance Officer, working with the Trust’s counsel, are responsible for ensuring the accuracy and completeness of the Prospectus and SAI disclosure requirements. The Trust’s Chief Compliance Officer will report to the Trust’s Board at least annually on compliance by the Fund, DCM and DS LLC with the policies and procedures on selective disclosure of the Fund’s Portfolio Holdings to enable the Board to exercise its oversight of these policies and procedures.

The Fund’s Portfolio Holdings must be filed with the SEC within 60 days of quarter-end. The Portfolio Holdings are available on the Fund’s web site at www.driehaus.com within five business days after filing with the SEC and are available on the web site for at least six months from the posting date.

PURCHASES AND REDEMPTIONS

How to purchase and redeem Fund shares is discussed in the Prospectus. The Prospectus discloses that you may purchase (or redeem) shares through investment dealers or other institutions. It is the responsibility of any such institution to establish procedures insuring the prompt transmission to the Fund of any such purchase order.

The Fund’s net asset value is determined on days on which the New York Stock Exchange (the “NYSE”) is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively.

The Trust intends to pay all redemptions in cash and will pay cash for all redemption orders, limited in amount with respect to each shareholder of record during any ninety-day period to the lesser of $250,000 or one percent of the net assets of the Fund, as measured at the beginning of such period. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of exchange-traded securities. If redemptions are made in kind, the proceeds are taxable for federal income tax purposes in the same manner as a redemption for cash and the redeeming shareholder might incur transaction costs in selling the securities received in the redemption.

The Trust reserves the right to suspend or postpone redemptions of shares of the Fund during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

NET ASSET VALUE

The net asset value per share of the Fund is calculated by dividing (i) the value of the securities held by the Fund (i.e., the value of its investments), plus any cash or other assets, minus all liabilities (including accrued estimated expenses on an annual basis), by (ii) the total number of outstanding shares of the Fund. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board, the net asset value of the Fund should be determined on any such day, in which case the determination will be made as of 3:00 p.m. Central time. In the event that the NYSE adopts different trading hours on a temporary basis, the Fund’s net asset value will be computed at the close of the exchange.

Equity securities, including ADRs, GDRs, EDRs and ETFs, that are traded on a stock exchange are valued at the last sale price as of the regular close of business on the NYSE (normally 3:00 p.m. Central time) on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities traded on Nasdaq will be valued at the Nasdaq official closing price or at the mean between the closing bid and asked prices if there are no sales. Other over-the-counter securities are valued at the mean between the closing bid and asked prices.

Long-term fixed income securities are valued at the representative quoted bid price for such securities when held long or the representative quoted asked price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service, as discussed below. Debt securities with maturities of 60 days or less are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest.

U.S. government securities are traded in the over-the-counter market and are valued at the last available bid price when held long and the last available asked price when sold short. Valuations will be provided by a pricing service and may be determined based on quotations of one or more dealers that make markets in the securities as obtained from such dealers, or on the evaluation of a pricing service.

Options that are traded on exchanges are valued at their last sale price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Valuations for non-exchange traded options are provided by a pricing service or in the event such pricing service does not provide such valuations, on the basis of quotes provided by broker-dealers. Futures contracts and options thereon that are traded on exchanges are valued at their settlement price as of the close of such exchanges. Valuations for non-exchange traded futures contracts are provided by an independent pricing service or in the event that the independent pricing service does not provide such valuations, on the basis of quotes provided by broker-dealers. Swap agreements, swaptions and bank loans are valued at fair value based on the evaluation of an independent pricing service.

Trading in securities on most foreign securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE except securities trading primarily on Central and South American exchanges. Such securities are valued at the last sale price as of the regular close of the relevant exchange. For securities that trade primarily on an exchange that closes after the NYSE, the price of the security will be determined at 3:00 p.m. Central time. In addition, foreign securities trading may not take place on all business days and may occur in various foreign markets on days which are not business days in domestic markets and on which net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the calculation of net asset value unless the Adviser, by or under the direction of the Board, deems that the particular event would materially affect net asset value, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value into U.S. dollars at the spot exchange rates at 3:00 p.m. Central time or at such other rates as the Adviser may determine to be appropriate in computing net asset value.

Securities and assets for which market quotations are not readily available or for which the Adviser’s Pricing Committee determines that the valuations provided using the foregoing methods do not accurately reflect current market value are valued at fair value as determined in good faith by the Adviser’s Pricing Committee under procedures established by and under the general direction and supervision of the Board. Securities and situations in which such fair value pricing may be required include, but are not limited to: (i) illiquid securities, including “restricted” securities and private placements for which there is no public market; (ii) options not traded on a securities exchange; (iii) securities of an issuer that has entered into a restructuring; (iv) securities whose trading has been halted or suspended; (v) fixed income securities that have gone into default and for which there is not a current market value quotation; (vi) U.S. government securities and other fixed income securities when events have occurred subsequent to the close of trading for such securities and the close of the NYSE that would materially impact their value; and (vii) when the portfolio manager believes the market quotation does not reflect the fair value.

The Fund uses independent pricing services approved by the Board. Unless priced at fair value in good faith by the Adviser’s Pricing Committee under procedures established by and under the general direction and supervision of the Board, prices of equity securities provided by such services represent the last sale price on the exchange where the security is primarily traded. Prices of bonds provided by such services represent evaluations of the current bid and asked market prices, may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, indications of values from dealers and other market data. Such services may use electronic data processing techniques and/or a matrix system to determine valuations. Exchange rates of currencies provided by such services are sourced, where possible, from multi-contributor quotations. Normally, the rate will be based upon commercial interbank bid and offer quotes. Representative rates are selected for each currency based upon the latest quotation taken from contributors at short intervals prior to pricing.

TRUSTEES AND OFFICERS

The officers of the Trust manage its day-to-day operations under the direction of the Trust’s Board. The primary responsibility of the Board is to represent the interests of the shareholders of each series of the Trust and to provide oversight of the management of the Trust. More than 75 percent of the Trust’s Board members are not affiliated with the Adviser or the Distributor. Each Trustee will serve as a Trustee until (i) termination of the Trust, or (ii) the Trustee’s retirement, resignation, or death, or (iii) as otherwise specified in the Trust’s governing documents. Officers of the Trust are elected by the Board on an annual basis. The following table sets forth certain information with respect to the Trustees of the Trust. The Trustees oversee each series of the Trust, which as of the date of this SAI consists of nine series, including the Fund.

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEE:*
Richard H. Driehaus 25 East Erie Street Chicago, IL 60611 YOB: 1942	Trustee	Since 1996	Chairman of the Board of the Adviser, the Distributor and Driehaus Capital Management (USVI) LLC (“USVI”); Chief Investment Officer and Portfolio Manager of the Adviser. President of the Trust from 1996-2011.	None
INDEPENDENT TRUSTEES:
Daniel F. Zemanek c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1942	Trustee and Chairperson	Since 1996 Since 2014	Retired; President of Ludan, Inc. (real estate services specializing in senior housing) from April 2008 to December 2014.	None
Theodore J. Beck c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1952	Trustee	Since 2012	President and Chief Executive Officer, National Endowment for Financial Education, 2005 to present.	Wilshire Variable Insurance Trust, 2008-2010; Wilshire Mutual Funds Inc., 2008-2010; Advisory Board of the Trust 2011-2012.

Francis J. Harmon c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1942	Trustee	Since 1998	Relationship Manager, Great Lakes Advisors, Inc. since February 2008.	None

Dawn M. Vroegop c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1966	Trustee	Since 2012	Private Investor since September 2003.	Independent Trustee, Met Investors Series Trust since December 2000; Independent Trustee, Metropolitan Series Fund, Inc. since May 2009; Advisory Board of the Trust 2011-2012.

*Mr. Driehaus is an “interested person” of the Trust, the Adviser and the Distributor, as defined in the 1940 Act, because he is an officer of the Adviser and the Distributor. In addition, Mr. Driehaus has a controlling interest in the Adviser and the Distributor.

The following table sets forth certain information with respect to the officers of the Trust.

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During the Past 5 Years

Robert H. Gordon 25 East Erie Street Chicago, IL 60611 YOB: 1961	President	Since 2011	President and Chief Executive Officer of Adviser, Distributor and USVI since October 2006; Senior Vice President of the Trust from 2006-2011.

Michelle L. Cahoon 25 East Erie Street Chicago, IL 60611 YOB: 1966	Vice President and Treasurer	Since 2006 Since 2002	Managing Director, Treasurer and Chief Financial Officer of the Adviser and Distributor since 2012; Vice President, Treasurer and Chief Financial Officer of USVI since 2004; Vice President, Treasurer and Chief Financial Officer of the Adviser and Distributor from 2004-2012.

Janet L. McWilliams 25 East Erie Street Chicago, IL 60611 YOB: 1970	Assistant Vice President and Chief Legal Officer	Since 2007 Since 2012	Managing Director, Secretary and General Counsel of the Adviser since 2012; Chief Compliance Officer of the Trust, Adviser and Distributor from 2006-2012.

Michael R. Shoemaker 25 East Erie Street Chicago, IL 60611 YOB: 1981	Chief Compliance Officer and Assistant Vice President	Since 2012	Assistant Vice President and Chief Compliance Officer of the Adviser and Distributor since 2012; Associate Chief Compliance Officer of the Adviser and Distributor from 2011-2012; Compliance Officer, Pacific Investment Management Company LLC and PIMCO Investments LLC from 2010-2011; Senior Compliance Analyst of the Adviser and Distributor from 2007-2010.

Diane J. Drake 301 Bellevue Parkway Wilmington, DE 19809 YOB: 1967	Secretary	Since 2006	Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc. (“PNC”), (financial services company)) since 2010; Vice President and Counsel, PNC from 2008-2010.

Michael P. Kailus 25 East Erie Street Chicago, IL 60611 YOB: 1971	Assistant Secretary and Anti-Money Laundering Compliance Officer	Since 2010 Since 2011	Assistant Secretary of the Adviser, Distributor and USVI since 2010; Senior Attorney with the Adviser since 2010.

William H. Wallace, III 301 Bellevue Parkway Wilmington, DE 19809 YOB: 1969	Assistant Secretary	Since 2008	Vice President and Manager, BNY Mellon Investment Servicing (US) Inc. (formerly PNC, a financial services company) since 2010; Assistant Vice President and Manager, PNC from 2008-2010.

Leadership Structure and Board of Trustees

The Board has general oversight responsibility with respect to the business and affairs of the Trust. The Board is responsible for overseeing the operations of the Fund in accordance with the provisions of the 1940 Act, other applicable laws and the Trust’s Declaration of Trust. The Board is composed of four Trustees who are not affiliates of the Adviser (each an “Independent Trustee” and collectively, the “Independent Trustees”) and one Interested Trustee. The Board has appointed an Independent Trustee to serve as Chairperson of the Board. Generally, the Board acts by majority vote of all of the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The Trust’s day-to-day operations are managed by the Adviser and other service providers who have been approved by the Board. The Board meets periodically throughout the year to oversee the Trust’s activities, review contractual arrangements with service providers, oversee compliance with regulatory requirements, and review performance. The Board has determined that its leadership structure is appropriate given the size of the Board, the experience of each Trustee with the Trust and the number and nature of funds (including the Fund) within the Trust.

The Trustees were selected to serve and continue on the Board based upon their skills, experience, judgment, analytical ability, diligence, ability to work effectively with other Trustees and a commitment to the interests of shareholders and, with respect to the Independent Trustees, a demonstrated willingness to take an independent and questioning view of management. Each Trustee currently also has familiarity with the series of the Trust, the Adviser and the Distributor, and their operations, as well as the special regulatory requirements governing regulated investment companies and the special responsibilities of investment company directors as a result of his or her prior service as a Trustee of the Trust or as an Advisory Board Member. In addition to those qualifications, the following is a brief summary of the specific experience, qualifications or skills that led to the conclusion, as of the date of this SAI that each person identified below should serve as a Trustee for the Trust. References to the qualifications, attributes and skills of the Trustees are pursuant to requirements of the SEC, and do not constitute a holding out of the Board or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof. As required by rules the SEC has adopted under the 1940 Act, the Trust’s Independent Trustees select and nominate all candidates for Independent Trustee positions.

Richard H. Driehaus. Mr. Driehaus has served as Trustee of the Trust since 1996 and served as President of the Trust from 1996 to 2011. He is Chairman of the Board and founder of the Adviser, the Distributor and USVI. In addition to his business experience as a chief executive officer, Mr. Driehaus has managed investments for over 40 years and currently serves as Chief Investment Officer of the Adviser. He serves on the Boards of Driehaus Capital Holdings LLP, Driehaus Enterprise Management, Inc., Driehaus Trust Company, LLC, The Richard H. Driehaus Foundation and The Richard H. Driehaus Museum. Mr. Driehaus’s role as Chief Investment Officer is structured to be compatible with the information barriers that apply to his investment and trading activity under the code of ethics adopted by the Adviser, the Distributor and the Trust. As the CIO, Mr. Driehaus sets the Adviser’s equity investment philosophy and meets from time to time with the Adviser’s investment personnel to discuss the equity markets, implementation of the philosophy and macroeconomic views. However, he is prohibited on an on-going basis from engaging in stock-specific discussions with the investment personnel.

Daniel F. Zemanek. Mr. Zemanek has served as Trustee of the Trust since 1996 and as Chairperson of the Board since June 2014. From 2008 through 2014, he served as President of Ludan, Inc., a real estate services company specializing in senior housing. Mr. Zemanek has held senior management positions with various real estate development companies, including serving as Senior Vice President of Sunrise Development, Inc., a wholly owned subsidiary of Sunrise Senior Living, Inc., a NYSE company (SRZ), from 2003 to 2007. Mr. Zemanek has also served as a consultant for real estate development.

Theodore J. Beck. Mr. Beck has served as Trustee of the Trust since 2012 and served as an Advisory Board member from 2011 to 2012. He currently is President and Chief Executive Officer of National Endowment for Financial Education. From 1999 to 2005, Mr. Beck was Associate Dean for Executive Education and Corporate Relations and President for the Center for Advanced Studies in Business at the University of Wisconsin – Madison, and previously spent more than 20 years in senior management positions for Citibank/Citigroup. He also serves or has served on the Boards of the President’s Advisory Council on Financial Capability for Young Americans, President’s Advisory Council on Financial Capability, Federal Deposit Insurance Corporation Advisory Committee on Economic Inclusion and Jump$tart Coalition for Personal Financial Literacy. Mr. Beck previously served on the Boards of Wilshire Variable Insurance Trust and Wilshire Mutual Funds.

Francis J. Harmon. Mr. Harmon has served as Trustee of the Trust since 1998. He has served as Relationship Manager of Great Lakes Advisors, Inc. since 2008. From 1989 to 2008, Mr. Harmon was a Principal Account Executive-Labor Affairs with Blue Cross and Blue Shield of Illinois and prior to 1989 was Director of Workers Compensation/Health and Welfare Benefits for the City of Chicago.

Dawn M. Vroegop. Ms. Vroegop has served as Trustee of the Trust since 2012 and served as an Advisory Board member from 2011 to 2012. From 1999 to 2003, she was a Managing Director with Dresdner RCM Global Investors. She also serves on the Boards of Met Investor Series Trust, Metropolitan Series Fund, Inc. and City College of San Francisco Foundation. The Board of the Trust has determined that Ms. Vroegop is qualified as an “audit committee financial expert” as defined by the SEC.

Risk Oversight

Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, the Adviser, the Chief Compliance Officer and the independent registered public accounting firm, as appropriate, regarding risks faced by the Fund. The Board, with the assistance of the Adviser, reviews investment policies and risks in connection with its review of the Fund’s performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its service providers. In addition, as part of the Board’s oversight of the Fund’s advisory and other service provider agreements, the Board may periodically consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board has approved Pricing Procedures intended to address valuation issues.

The Board has established the following Committees and the membership of each Committee to assist in its oversight functions, including its oversight of the risks the Fund faces. Committee membership is identified below. Each Committee must report its activities to the Board on a regular basis.

Audit Committee

The primary purpose of the Committee is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accounting firm. The Audit Committee assists Board oversight of (1) the quality and integrity of the Fund’s financial statements and the independent audit thereof; (2) the Fund’s accounting and financial reporting processes and internal control over financial reporting; (iii) the Fund’s compliance with legal and regulatory requirements that relate to the Fund’s accounting and financial reporting, internal control over financial reporting and independent audits; and (iv) the qualifications, independence and performance of the Fund’s independent registered public accounting firm. The Audit Committee also serves to provide an open avenue of communication among the independent registered public accounting firm, Fund management and the Board. All Independent Trustees serve as members of the Audit Committee. The Audit Committee held two meetings during the Trust’s last fiscal year.

Executive Committee

The Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board subject to certain statutory exceptions. The members of the Executive Committee are Richard H. Driehaus and Daniel F. Zemanek. The Executive Committee held no meetings during the Trust’s last fiscal year.

Nominating and Governance Committee

The Committee’s primary purpose is (1) to identify and recommend individuals for membership on the Board and (2) to oversee the administration of the Board Governance Guidelines and Procedures. The Committee’s responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal and compliance matters. All Independent Trustees serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee held three meetings during the Trust’s last fiscal year.

The nominating functions of the Nominating and Governance Committee include selecting and nominating all candidates who are not “interested persons” of the Trust (as defined in the 1940 Act) for election to the Board. Suggestions for candidates may be submitted to the Committee by other Trustees, by shareholders or by the Adviser. Shareholders may submit suggestions for candidates by sending a resume of the candidate to the Secretary of the Trust for the attention of the Chairperson of the Nominating and Governance Committee to 25 East Erie Street, Chicago, Illinois 60611. With regard to candidates for interested Trustee positions, the Nominating and Governance Committee and the Board shall give reasonable deference to the Adviser’s suggestions of candidates.

When evaluating a person as a potential nominee to serve as an independent Trustee, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a Trustee; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent Trustee. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.

COMPE NSATION OF TRUSTEES AND OFFICERS

Officers, except for the Chief Compliance Officer (“CCO”), and the Trustee affiliated with the Adviser serve without any compensation from the Trust. The Trust pays a portion of the CCO’s compensation. Trustees who are not affiliated with the Adviser (“Independent Trustees”) receive an annual retainer plus per meeting fees (which vary depending on whether the meeting is in person or telephonic). Independent Trustees also receive compensation for attendance at committee meetings. The Chairperson of the Board and the chairpersons of the Audit Committee and Nominating and Governance Committee each receive an additional retainer for serving in such positions. The following table sets forth the compensation paid by the Trust during the fiscal year ended December 31, 2014 to each of the Independent Trustees and the CCO:

Name of Trustee	Total Compensation From the Fund *	Total Compensation From the Trust

Theodore J. Beck (Trustee)	$—	$97,500
Francis J. Harmon (Trustee)	$—	$100,250
Dawn M. Vroegop (Trustee)	$—	$101,708
Daniel F. Zemanek (Trustee)	$—	$111,584
Michael R. Shoemaker (CCO)	$—	$62,450

* Because the Fund did not commence operations until after fiscal year end, no fees were paid by the Fund for services to the Fund during the year.

TRUSTEES’ OWNERSHIP OF TRUST SHARES

As the Fund did not commence operations until after December 31, 2014, the Trustees did not own any shares of the Fund as of December 31, 2014.

The following table sets forth, for each Trustee, the dollar range of equity securities owned in all series of the Trust as of December 31, 2014.

	Interested Trustee	Non-Interested Trustees
	Richard H. Driehaus	Theodore J. Beck	Francis J. Harmon	Dawn M. Vroegop	Daniel F. Zemanek

Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Trust	Over $100,000	$50,001 - $100,000	Over $100,000	$10,001 - $50,000	Over $100,000

PRINCIPAL SHAREHOLDERS

As of the date hereof, no persons were known to the Trust to be beneficial or record owners (having sole voting and dispositive power) of 5% or more of the shares of beneficial interest of the Fund.

HOLDINGS IN CERTAIN AFFILIATES OF THE ADVISER

More than 75 percent of the Board members are classified under the 1940 Act as not being “interested persons” of the Trust and are often referred to as “Independent Trustees.” In addition to investing in the various other funds of the Trust, Independent Trustees may invest in limited partnerships that are managed by the Adviser and an affiliate of the Adviser. The Independent Trustees may also, from time to time, invest in other investment ventures in which affiliates and employees of the Adviser also invest.

As of the date hereof, there are no instances of an Independent Trustee or his or her immediate family members having a beneficial or record ownership of the securities of any entity other than another registered investment company, controlling, controlled by or under common control with the Adviser.

INVESTMENT ADVISORY SERVICES

The Adviser is controlled by Richard H. Driehaus. The principal nature of Mr. Driehaus’ business is investment advisory and distribution services. The Adviser provides office space and executive and other personnel to the Trust. The Trust pays all expenses other than those paid by the Adviser, including but not limited to printing and postage charges and securities registration and custodian fees and expenses incidental to its organization.

The advisory agreement provides that neither the Adviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to the Fund or any shareholder of the Fund for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by the Adviser of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

Any expenses that are attributable solely to the organization, operation or business of the Fund shall be paid solely out of the Fund’s assets. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as the Adviser determines is fair and appropriate, unless otherwise specified by the Board. In return for its services, the Adviser receives a monthly fee from the Fund, computed and accrued daily, at an annual rate of [    ]% of the average net assets of the Fund. The Adviser has entered into a contractual agreement to waive a portion of its management fee and/or reimburse operating expenses to the extent necessary to cap the Fund’s ordinary operating expenses, excluding interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses and extraordinary expenses, at x.xx% of average daily net assets for a period of three years from the Fund’s commencement of operations on November 2, 2015. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period of three years from the Fund’s commencement of operations, the Adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s ordinary annual operating expenses, excluding dividends and interest on short sales, remain below the x.xx% cap.

Code of Ethics. The Adviser, the Trust and the Distributor have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Access persons (as defined in the code of ethics) are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to requirements and restrictions set forth in such code of ethics. The code of ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. The code of ethics also prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities unless there is a permitted code exception, and requires the submission of broker confirmations and reporting of securities transactions. Exceptions to these and other provisions of the code of ethics may be granted in particular circumstances in accordance with stated criteria after review by appropriate personnel.

Proxy Voting. The Board has delegated to the Adviser the responsibility for determining how to vote proxies relating to the Fund’s portfolio securities, and the Adviser retains the final authority and responsibility for such voting. The Adviser has provided the Fund with a copy of its written proxy voting policy, and it documents the reasons for voting, maintains records of the Fund’s voting activities and monitors voting activity for potential conflicts of interest.

In order to facilitate this proxy voting process, the Adviser has retained a proxy voting service to assist the firm with in-depth proxy research, vote execution, and the necessary record keeping. The proxy voting service is an investment adviser that specializes in providing a variety of fiduciary-level services related to proxy voting. In addition to analyses, the proxy voting service delivers to the Adviser voting reports that reflect the Fund’s voting activities, enabling the Fund to monitor voting activities performed by the Adviser.

The Adviser’s proxy voting policy sets forth the general voting guidelines that the proxy voting service follows on various types of issues when there are no company-specific reasons for voting to the contrary. In making the proxy voting decision, there are two overriding considerations: first, the economic impact of the proposal; and second, whether it would be in the best interests of the affected Fund for the proposal to pass or not pass. The proxy voting service performs company-by-company analyses, which means that all votes are reviewed on a case-by-case basis and no issues are considered routine. Each issue is considered in the context of the company under review. The Adviser generally follows the proxy voting service’s recommendations and does not use its discretion in the proxy voting decision. For this reason, proxies are voted in the Fund’s best interests, in accordance with a predetermined policy based upon recommendations of an independent third party, and are not affected by any potential or actual conflict of interest of the Adviser.

A description of the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities is available without charge, upon request, by calling 1-877-779-0079. This information is also available on the Fund’s web site at www.driehaus.com.

Trade Allocation. The Adviser manages not only the Fund but other investment accounts. Simultaneous transactions may occur when the Fund and investment accounts are managed by the same investment adviser and the same security is suitable for the investment objective of more than one series of the Trust or investment account. When two or more investment accounts are simultaneously engaged in the purchase or sale of the same security, including initial public offerings (“IPOs”), the prices and amounts are allocated in accordance with procedures, established by the Adviser, and believed to be appropriate and equitable for each investment account. In some cases, this process could have a detrimental effect on the price or value of the security as far as the Fund is concerned. In other cases, however, the ability of the Fund to participate in volume transactions may produce better executions and prices for the Fund.

Portfolio Managers

Description of Compensation. The portfolio managers and assistant portfolio manager are each paid a fixed salary plus a bonus. Each receives a bonus that is calculated as a percentage of advisory fees on the Fund and any other accounts managed. In addition, for the Fund, they receive an additional percentage of advisory fees if the performance of the Fund exceeds a risk adjusted return formula. They are also eligible for a discretionary bonus which is determined as a percentage of advisory fees of the Fund. If the Adviser declares a profit sharing plan contribution, the portfolio managers and assistant portfolio manager also would receive such contribution. Each is eligible to participate in an equity purchase plan available to certain key employees of the Adviser.

Other Accounts. The table below discloses other accounts for which the portfolio managers and assistant portfolio manager are primarily responsible for the day-to-day portfolio management as of December 31, 2014, unless otherwise noted.

Name of Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets (000,000s omitted)	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance (000,000s omitted)

1. Elizabeth Cassidy	Registered Investment Companies:	2	$4,782.5	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0

2. Tom McCauley *	Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0

3. John Khym *	Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0

* Information as of [            ], 2015

As shown in the table above, the Fund’s portfolio managers and assistant portfolio manager manage the assets of the Fund as well as other pooled investment vehicles and/or other accounts (collectively, the “Accounts”) for the Adviser. Because the Fund did not commence operations until after December 31, 2014, it is not included as a Registered Investment Company in the table above. Both clients and affiliated persons of the Adviser, including Ms. Cassidy and Messrs. McCauley and Khym, may own interests in these Accounts. The same or related securities may be appropriate and desirable investments for any of the Accounts and they may compete in the marketplace for the same investment opportunities, which may be limited. In addition, transactions by the Accounts in securities held by the Fund or that the Fund is seeking to buy or sell (or transactions in related securities) may have an adverse impact on the prices that the Fund pays for those securities or can realize upon sale, or on the ability of the Adviser to buy or sell the desired amount of such securities for the Fund at favorable prices. This is particularly true when the Accounts’ transactions occur at a point in time close to when trades in the same or related securities are effected for the Fund. This presents a conflict between the interests of the Fund and the interests of the other Accounts as well as the affiliates of the Adviser who invest in the Accounts.

Conflicts also may arise between the interests of the Fund and the interests of the Adviser and its affiliates, including the portfolio managers. These conflicts can occur as one or more of the Accounts pay advisory fees to the Adviser, including performance-based compensation, at a higher rate than the rate of fees paid by the Fund. In addition, the Adviser’s affiliates, including the Fund’s portfolio managers and assistant portfolio manager, may personally own interests in the Accounts or have other financial incentives (including that a portfolio manager’s compensation is based, in part, on assets under management). For example, portfolio managers could favor an Account over the Fund when dividing their time and attention between them or when presented with limited investment opportunities that would be desirable and suitable for both the Fund and the Accounts or when making trading decisions.

The Adviser, through trade allocation and other policies and procedures, seeks to manage these conflicts of interest to reduce any adverse effects on either the Fund or the Accounts. These policies and procedures include requirements that transactions by the Fund and the Accounts in the same securities that occur on the same day are average priced when feasible and allocated on a fair and equitable basis. In addition, the Adviser conducts periodic reviews of transactions in and holdings of the same or related securities by the Fund and the Accounts for compliance with the Adviser’s policies and procedures.

Securities Ownership. As of xxxxx xx, xxxx, Ms. Cassidy, Mr. McCauley and Mr. Khym did not own any shares of the Fund since the Fund had not yet commenced operations.

DISTRIBUTOR

The shares of the Fund are distributed by DS LLC, 25 East Erie Street, Chicago, Illinois 60611, under a Distribution Agreement with the Trust. DS LLC is an affiliate of the Adviser because both entities are controlled by Richard H. Driehaus. The Distribution Agreement had an initial period of two years and continues in effect thereafter from year to year, provided such continuance is approved annually (i) by a majority of the Trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The Trust has agreed to pay all expenses in connection with registration of its shares with the SEC and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.

As agent, DS LLC will offer shares of the Fund on a continuous basis to investors in states where the shares are qualified for sale, at net asset value, without sales commissions or other sales load to the investor. In addition, no sales commission or “12b-1 fees” are paid by the Fund. As principal underwriter to the Trust, DS LLC enters into arrangements with selected dealers or other third parties for the sale and redemption of Fund shares and makes payments to such entities for distribution services as well as shareholder and administrative services to customers who purchase Fund shares, including sub-accounting and sub-transfer agency services. DS LLC will offer the Fund’s shares only on a best-efforts basis.

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

UMB Fund Services, Inc. (“UMBFS”), with offices at 235 West Galena Street, Milwaukee, Wisconsin 53212, is the administrator and fund accountant for the Fund. The asset-based fee for administration and accounting services for the Fund is calculated as follows:

0.07% of the first $500 million of average net assets;

0.04% of the next $500 million of average net assets; and

0.025% of average net assets in excess of $1 billion.

UMBFS is also the Fund’s transfer agent, registrar, dividend-disbursing agent and shareholder servicing agent. As such, UMBFS provides certain bookkeeping and data processing services and services pertaining to the maintenance of shareholder accounts.

OTHER SHARE HOLDER SERVICES

The Fund has adopted a Shareholder Services Plan that authorizes the Fund to make payments for services provided on behalf of the Fund. Payments may be made to banks, other institutions and service professionals (including investment advisers and broker-dealers) and other entities for certain services to investors in the Fund. Such services may include, but shall not be limited to: transfer agent and sub-transfer agent services; aggregating and processing purchase and redemption orders; providing periodic statements; receiving and transmitting funds; processing dividend payments; providing sub-accounting services; forwarding shareholder communications; receiving, tabulating and transmitting proxies; responding to inquiries and performing such other related services as the Fund may request. The Plan allows for annual payments not to exceed 0.25% of average daily net assets.

CUSTODIAN

The Northern Trust Company at 50 South LaSalle Street, Chicago, Illinois 60603, is the Fund’s custodian (the “Custodian”). The Custodian is responsible for holding all securities and cash of the Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments and performing other administrative duties, all as directed by authorized persons. The Custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends or payment of expenses of the Fund.

Portfolio securities purchased in the U.S. are maintained in the custody of the Custodian or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Custodian’s global custody network and foreign depositories (“foreign subcustodians”). With respect to foreign subcustodians, there can be no assurance that the Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign subcustodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign subcustodians, or application of foreign law to the Fund’s foreign subcustodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

The Fund may invest in obligations of the Custodian and may purchase or sell securities from or to the Custodian.

INDEPENDENT R EGISTERED PUBLIC ACCOUNTING FIRM

[                                         ], is the Fund’s independent registered public accounting firm (“auditors”). The auditors audit and report on the Fund’s annual financial statements, review certain regulatory reports and the Fund’s federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when pre-approved by the Trust’s Audit Committee and engaged to do so by the Trust.

LEGAL COUNSEL

Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601, acts as the Trust’s legal counsel and as counsel to the Independent Trustees.

PORTFOLIO TRANSACTIONS

The Adviser is responsible for decisions to buy and sell securities for the Fund, broker-dealer selection, and negotiation of brokerage commission rates. The primary consideration of the Adviser in effecting a securities transaction will be execution at the most favorable securities price. The Trust understands that some of the portfolio transactions of the Fund may be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by the Fund. Such principal transactions may, however, result in a profit to market makers. Other portfolio transactions may include transactions on behalf of the Fund on stock exchanges and other agency transactions that involve payment by the Fund of a negotiated brokerage commission. Such commissions may vary among different brokers. In certain instances the Adviser may make purchases of underwritten issues for the Fund at prices that include underwriting fees.

In selecting a broker-dealer to execute each particular transaction, the Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis. Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio trade execution services offered. Subject to such policies as the Board of Trustees may determine, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by the advisory agreement solely by reason of its having caused the Fund to pay a broker or dealer that provides brokerage or research services to the Adviser an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Adviser determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Adviser’s overall responsibilities with respect to the Trust or other accounts for which the Adviser has investment discretion. The Adviser is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Adviser or any affiliate of the foregoing. Such allocation shall be in such amounts and proportions as the Adviser shall determine and the Adviser shall report on such allocations regularly to the Board of Trustees, indicating the broker-dealers to which such allocations have been made and the basis therefore.

With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for the Fund, the Adviser may select a broker or dealer that furnishes it with brokerage or research services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends and similar data, computer data bases, quotation equipment and services, research-oriented computer software and services, monitoring and reporting services, and services of economic and other consultants consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended. As a result of such research, the Adviser may cause the Fund to pay commissions that are higher than otherwise obtainable from other brokers, provided that the Adviser determines in good faith that the commissions are reasonable in relation to the brokerage or research services provided by the broker. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Adviser uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients’ accounts in the aggregate, including the Fund, to ensure the continued receipt of research products or services the Adviser feels are useful. In certain instances, the Adviser may receive from brokers and dealers products or services that are used both as investment research and for administrative, marketing or other nonresearch purposes. In such instances, the Adviser will make a good faith effort to determine the relative proportions of such products or services which may be considered as investment research, and this allocation process poses a potential conflict of interest to the Adviser. The portion of the costs of such products or services attributable to research usage may be defrayed by the Adviser (without prior agreement or understanding, as noted above) through brokerage commissions generated by transactions by clients (including the Fund), while the portion of the costs attributable to nonresearch usage of such products or services is paid by the Adviser in cash. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of the Adviser, and not all such research products or services are used in connection with the management of the Fund. Information received from brokers by the Adviser will be in addition to, and not in lieu of, the services required to be performed under the advisory agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

ADDITIONAL U.S. FEDERAL INCOME TAX CONSIDERATIONS

The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Fund. It is not intended to be a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. This discussion reflects the applicable federal income tax laws of the United States as of the date of this SAI, which tax laws may change or be subject to new interpretation by the courts or the Internal Revenue Service (“IRS”), possibly with retroactive effect.

The Fund is treated as a separate entity for federal income tax purposes and it intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), to permit it to be treated as a regulated investment company. Such provisions generally relieve the Fund of federal income tax to the extent its investment company taxable income (determined without regard to the deduction for dividends paid by the Fund) and net capital gains (i.e., the excess of net long-term capital gains over the sum of net short-term capital losses and capital loss carryforwards available from prior years) are currently distributed to shareholders. In order to qualify for such provisions, the Fund must, among other things, maintain a diversified portfolio, which requires that at the close of each quarter of the taxable year (i) at least 50% of the market value of its total assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers with such other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the market value of the total assets of the Fund are invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are determined to be engaged in the same, similar or related trades or business, or the securities of one or more qualified publicly traded partnerships. The requirements for qualification as a regulated investment company may limit the extent to which the Fund may invest in some investments.

If for any taxable year the Fund does not qualify as a regulated investment company for U.S. federal income tax purposes, it would be treated as a regular corporation subject to federal income tax and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, would generally constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders under Section 243 of the Code, and individual and other noncorporate shareholders of the Fund generally would be able to treat such distributions as “qualified dividend income” under Section 1(h)(11) of the Code, as discussed below, provided certain holding period and other requirements are satisfied.

Distributions of investment company taxable income, which includes net investment income, and net short-term capital gain in excess of net long-term capital loss, are generally taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. Under Section 1(h)(11) of the Code, qualified dividend income received by individual and other noncorporate shareholders is taxed for federal income tax purposes at rates equivalent to long-term capital gain tax rates, which currently reach a maximum of 20%. Qualified dividend income generally includes dividends from certain domestic corporations and dividends from “qualified foreign corporations.” For these purposes, a qualified foreign corporation is a foreign corporation (i) that is incorporated in a possession of the United States or is eligible for benefits under a qualifying income tax treaty with the United States, or (ii) whose stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States. A qualified foreign corporation does not include a foreign corporation which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a “passive foreign investment company,” as defined in the Code.

The Fund generally can pass the federal income tax treatment of qualified dividend income it receives through to its shareholders to the extent of the aggregate qualified dividends received by the Fund. For the Fund to receive qualified dividend income, the Fund must meet certain holding period and other requirements with respect to the stock on which the otherwise qualified dividend is paid. In addition, the Fund cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property. If the Fund lends portfolio securities, amounts received by the Fund that are the equivalent of the dividends paid by the issuer on the securities loaned will not be eligible for qualified dividend income treatment. The same provisions, including the holding period requirements, apply to each shareholder’s investment in the Fund. If the Fund receives dividends from another fund that qualifies as a regulated investment company and the other fund designates such dividends as qualified dividend income, then the Fund may in turn designate that portion of its distributions derived from those dividends as qualified dividend income as well, provided the Fund meets the holding period and other requirements with respect to its shares of the other fund. It is not expected that a significant portion of the Fund’s distributions will be treated as qualified dividend income. Distributions of net capital gain, if any, are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of the Fund. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits, if any, will be treated by a shareholder as a tax-free return of capital which is applied against and reduces the shareholder’s basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her shares, the excess will be treated by the shareholder as gain from the sale or exchange of shares. The U.S. federal income tax status of all distributions will be designated by the Fund and reported to the shareholders annually.

Dividends declared in October, November or December to shareholders of record as of a date in such month and paid during the following January are treated as if received on December 31 of the calendar year declared.

Because dividend and capital gain distributions reduce net asset value, a shareholder who purchases shares shortly before the Fund pays a dividend or distribution will, in effect, receive a return of a portion of his or her investment in such dividend or distribution. The dividend or distribution would nonetheless be taxable to the shareholder (if shares are held in a taxable account), even if the net asset value of shares was reduced below such shareholder’s cost. However, for federal income tax purposes, the shareholder’s original cost would continue as his or her tax basis, except as set forth above with respect to returns of capital.

If the Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute to shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to avoid federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

The Fund may also acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If the Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount unless the Fund elects to include the market discount in income as it accrues.

The Fund’s investment in lower-rated or unrated debt securities may present issues for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

The Fund may engage in certain options, futures, forwards, swaps, short sales, foreign currency and other transactions. These transactions may be subject to special provisions under the Code that may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses or alter the holding periods of certain of the Fund’s portfolio securities. These rules could therefore affect the character, amount and timing of distributions made to shareholders.

For federal income tax purposes, the Fund generally is required to recognize as income for each taxable year its net unrealized capital gains and losses as of the end of the year on certain futures, futures options, non-equity options positions and certain foreign currency contracts (“year-end mark-to-market”). Generally, any gain or loss recognized with respect to such positions is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding periods of the positions. However, in the case of positions classified as part of a “mixed straddle,” in which an election is properly made, the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the Fund: (i) will generally affect the holding period of the hedged securities; and (ii) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

The Fund may enter into swaps or other notional principal contracts. Payments made or received pursuant to the terms of a notional principal contract are divided into three categories, (i) a “periodic” payment; (ii) a “nonperiodic” payment; and (iii) a “termination” payment. Periodic payments are payments made or received pursuant to a notional principal contract that are payable at intervals of one year or less during the entire term of the contract, that are based on certain types of specified indexes (which include indexes based on objective financial information), and that are based on either a single notional principal amount or a notional principal amount that varies over the term of the contract in the same proportion as the notional principal amount that measures the other party’s payments. A nonperiodic payment is any payment made or received with respect to a notional principal contract that is not a periodic payment or a “termination payment.” All taxpayers, regardless of their method of accounting, must generally recognize for federal income tax purposes the ratable daily portion of a periodic and a nonperiodic payment for the taxable year to which that payment relates.

The Fund’s entry into a short sale transaction, an option or certain other contracts could be treated as the constructive sale of an appreciated financial position, causing the Fund to realize gain, but not loss, on the position.

The application of certain requirements for qualification as a regulated investment company and the application of certain other federal income tax rules may be unclear in some respects in connection with investments in certain derivatives and other investments. As a result, the Fund may be required to limit the extent to which it invests in such investments and it is also possible that the IRS may not agree with the Fund’s treatment of such investments. In addition, the tax treatment of derivatives and certain other investments may be affected by future legislation, Treasury Regulations and guidance issued by the IRS (which could apply retroactively) that could affect the timing, character and amount of the Fund’s income and gains and distributions to shareholders, affect whether the Fund has made sufficient distributions and otherwise satisfied the requirements to maintain its qualification as a regulated investment company and avoid federal income and excise taxes or limit the extent to which the Fund may invest in certain derivatives and other investments in the future.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gain and loss to be treated as ordinary income or loss and may affect the amount, timing and character of distributions to shareholders.

To the extent the Fund invests in foreign securities, it may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Because the amount of the Fund’s investments in various countries will change from time to time, it is not possible to determine the effective rate of such taxes in advance. Shareholders may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of stock or securities in foreign corporations, and the Fund distributes at least 90% of its investment company taxable income (determined without regard to the deduction for dividends paid) and net tax exempt interest, if any, the Fund may file an election with the IRS pursuant to which shareholders of the Fund will be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their U.S. federal taxable income, or, alternatively, use them as foreign tax credits against their U.S. federal income tax liability, subject in both cases to applicable limitations. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by the Fund, although such shareholders may be able to claim a credit for foreign taxes paid and in any event will be required to include their share of such taxes in gross income. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, the Fund will notify its shareholders of the amount of each shareholder’s pro rata share of foreign income taxes paid by the Fund, if the Fund qualifies to pass along such credit. If the Fund does not make such an election, the net investment income of that particular Fund will be reduced by the foreign taxes paid by the Fund and its shareholders will not be required to include in their gross income and will not be able to claim a credit or deduction for their pro rata share of foreign taxes paid by the Fund. The Fund does not expect to satisfy the requirements for passing through to its shareholders foreign taxes paid by the Fund.

Generally, the character of the income or capital gains that the Fund receives from another investment company will pass through to the Fund’s shareholders as long as the Fund and the other investment company each qualify as regulated investment companies. However, to the extent that another investment company that qualifies as a regulated investment company realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses until it disposes of shares of such investment company. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as an ordinary deduction. In particular, the Fund will not be able to offset any capital losses from its dispositions of shares of other investment companies against its ordinary income. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that the Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the investment companies in which it invests, rather than investing in shares of the investment companies. For similar reasons, the character of distributions from the Fund (e.g., long-term capital gain, qualified dividend income, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment companies in which it invests.

The Fund’s investments in REIT equity securities may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Investments in REIT equity securities also may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT will not qualify for the corporate dividends received deduction and generally will not constitute qualified dividend income.

Under a notice issued by the IRS, a portion of the Fund’s income from residual interests in real estate mortgage investment conduits (“REMICs”) or from a REIT (or other pass-through entity) that is attributable to the REIT’s residual interest in a REMIC or an equity interest in a taxable mortgage pool (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or taxable mortgage pool interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a federal income tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined by the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

The Fund anticipates distributing to shareholders annually all net capital gains, if any, that have been recognized for federal income tax purposes including year-end mark-to-market gains. Shareholders will be advised of the nature of these payments.

The Fund is subject to a nondeductible 4% federal excise tax on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of the Fund’s ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending October 31, plus any undistributed amounts from prior calendar years, minus any overdistribution from prior calendar years. The Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of this 4% excise tax.

A shareholder who redeems or exchanges shares of the Fund will generally recognize capital gain or loss for federal income tax purposes measured by the difference between the value of the shares redeemed or exchanged and the basis of such shares. If a shareholder held such shares for more than one year, the gain, if any, will be a long-term capital gain. Long-term capital gain is taxable to individual and other noncorporate shareholders at a maximum federal income tax rate of 20%. The gain or loss on shares held for one year or less will generally be treated as short-term capital gain or loss. If a shareholder realizes a loss on the redemption of the Fund’s shares and reinvests in substantially identical shares of the Fund (including through dividend reinvestment) or other substantially identical stock or securities within 30 days before or after the redemption, the transactions may be subject to the “wash sale” rules resulting in a postponement of the recognition of such loss for federal income tax purposes. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized on the redemption of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. Capital losses may be subject to limitations on their use by a shareholder.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Passive Foreign Investment Companies. The Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies (“PFICs”). In addition to bearing its proportionate share of the Fund’s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such PFICs. Gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned (or deemed earned) from PFICs, regardless of whether such income and gains are distributed to shareholders.

The Fund intends to make a mark-to-market election, where applicable, to treat PFICs as sold on the last day of the Fund’s taxable year and recognize any gains for federal income tax purposes at that time; such losses may not be recognized or may be limited. Such gains will be considered ordinary income which the Fund will be required to distribute even though it has not sold the security and received cash to pay such distributions. In addition, under certain circumstances another election may be available that would require the Fund to include its share of the PFIC’s income and net capital gain annually in income, regardless of whether distributions are received from the PFIC in a given year.

Withholding. The Fund may be required to withhold, for U.S. federal income tax purposes, a portion of all distributions and redemption proceeds payable to a shareholder who fails to provide the Fund with his or her correct taxpayer identification number or who fails to make required certifications or if the Fund or a shareholder has been notified by the IRS that the shareholder is subject to backup withholding. Certain corporate and other shareholders specified in the Code and the regulations thereunder are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability on such shareholder’s federal income tax return.

Non-U.S. shareholders, including shareholders who, with respect to the U.S., are nonresident alien individuals, may be subject to U.S. withholding tax on certain distributions (whether received in cash or shares) at a rate of 30% or such lower rate as prescribed by an applicable tax treaty. However, effective for taxable years of the Fund beginning before January 1, 2014, the Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. investor with respect to dividends attributable to qualified short-term gain (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund. The Fund may choose not to designate such amounts. This exemption from withholding for short-term gain and interest-related dividends has expired for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014. It is currently unclear whether Congress will extend this exemption or what the terms of any such extension would be, including whether such extension would have retroactive effect.

The Foreign Account Tax Compliance Act (“FATCA”) generally requires the Fund to obtain information sufficient to identify the status of each of its shareholders. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on Fund dividends and distributions and on the proceeds of the sale, redemption, or exchange of Fund shares. The Fund may disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation. Each investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the investor’s own situation, including investments through an intermediary.

Special rules apply to foreign persons who receive distributions from the Fund that are attributable to gain from “United States real property interests” (“USRPIs”). The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than an interest solely as a creditor) in a “United States real property holding corporation” or a former United States real property holding corporation. The Code defines a United States real property holding corporation as any corporation whose USRPIs make up 50% or more of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, if the Fund is a United States real property holding company (determined without regard to certain exceptions), distributions by the Fund that are attributable to (a) gains realized on the disposition of USPRIs by the Fund and (b) distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the foreign persons. (However, absent the enactment of legislation, on or after January 1, 2014, this “look-through” treatment for distributions by the Fund to foreign persons applies only to such distributions that are attributable to distributions received by the Fund from a lower-tier REIT and are required to be treated as USRPI gain in the Fund’s hands. It is currently unclear whether Congress will extend this provision and what the terms of any such extension would be, including whether any such extension would have retroactive effect.) If the foreign shareholder holds (or has held at any time during the prior year) more than a 5% interest in a class of stock of the Fund, such distributions received by the shareholder with respect to such class of stock will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund will be required to withhold 35% of the amount of such distribution. In the case of all other foreign persons (i.e., those whose interest in the Fund did not exceed 5% at any time during the prior year), the USRPI distribution will be treated as ordinary income (regardless of any designation by the Fund that such distribution is qualified short-term gain or net capital gain) and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign persons.

In addition, if the Fund is a United States real property holding corporation or former United States real property holding corporation, the Fund may be required to withhold U.S. tax upon a redemption of shares by a greater-than-5% shareholder that is a foreign person, and that shareholder would be required to file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. Prior to January 1, 2014, no withholding is generally required with respect to amounts paid in redemption of shares of a fund if the fund was a domestically controlled qualified investment entity, or, in certain other limited cases, if a fund (whether or not domestically controlled) held substantial investments in regulated investment companies that were domestically controlled qualified investment entities. This exemption from withholding has expired and such withholding is required, without regard to whether a fund or any regulated investment company in which it invests is domestically controlled. It is currently unclear whether Congress will extend the exemption from withholding described above for redemptions made on or after January 1, 2014, and what the terms of any such extension would be, including whether any such extension would have retroactive effect.

Cost basis information. The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Fund (referred to as “covered shares”) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged arrangement, such as a 401(k) or an IRA.

When required to report cost basis, the Fund will calculate it using the Fund’s default method, which is the average cost basis, unless you instruct the Fund to use a different calculation method. For additional information regarding the Fund’s available cost basis reporting methods, including the default method, please contact the Fund. If you hold your Fund shares through a financial intermediary, please contact that intermediary with respect to reporting of cost basis and available elections for your account.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund if you intend to utilize a method other than the Fund’s default method for covered shares.

The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and the IRS. However, the Fund is not required to, and in many cases the Fund do not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Fund.

Investors are advised to consult their own tax advisors with respect to the application to their own circumstances of the above-described general federal income taxation rules and with respect to other federal, state, local or foreign tax consequences to them before investing in the Fund’s shares.

APPENDIX – RATINGS

Ratings in General

A rating of a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weights to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings of long-term corporate debt securities used by Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Corporation (“S&P”).

Ratings by Moody’s

Aaa. Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa. Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A. Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa. Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba. Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B. Obligations rated B are considered speculative and are subject to high credit risk.

Caa. Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca. Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C. Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

Ratings by S&P

AAA. An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA. An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A. An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB. An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB. An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B. An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC. An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC. An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C. An obligation rate ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D. An obligation rated ‘D’ is in default or in breach of an imputed promise. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Plus (+) or minus (-)

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

DRIEHAUS MUTUAL FUNDS

FORM N-lA

PART C: OTHER INFORMATION

ITEM 28. EXHIBITS

(a)(i)	Registrant’s Amended and Restated Declaration of Trust dated June 6, 2013 is incorporated herein by reference to Exhibit (a)(i) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 1, 2013.

(a)(ii)	WRITTEN INSTRUMENT AMENDING THE AMENDED AND RESTATED DECLARATION OF TRUST DATED JUNE 4, 2015 IS FILED HEREWITH AS EXHIBIT (a)(ii).

(a)(iii)	Written Instrument Establishing and Designating Driehaus International Small Cap Growth Fund dated February 26, 2007 is incorporated herein by reference to Exhibit (a)(iv) of Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A filed with the SEC on May 9, 2007.

(a)(iv)	Written Instrument Establishing and Designating Driehaus Active Income Fund dated February 23, 2009 is incorporated herein by reference to Exhibit (a)(vii) of Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed with the SEC on March 6, 2009.

(a)(v)	Written Instrument Establishing and Designating Driehaus Select Credit Fund dated May 17, 2010 is incorporated herein by reference to Exhibit (a)(viii) of Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A filed with the SEC on June 1, 2010.

(a)(vi)	Written Instrument Establishing and Designating Driehaus Emerging Markets Small Cap Growth Fund dated February 22, 2011 is incorporated herein by reference to Exhibit (a)(vix) of Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed with the SEC on March 30, 2011.

(a)(vii)	Written Instrument Establishing and Designating Driehaus Event Driven Fund dated November 27, 2012 is incorporated herein by reference to Exhibit (a)(xii) of Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A filed with the SEC on January 7, 2013.

(a)(viii)	Written Instrument Establishing and Designating Driehaus Micro Cap Growth Fund dated June 6, 2013 is incorporated herein by reference to Exhibit (a)(ix) of Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 22, 2013.

(a)(ix)	Written Instrument Establishing and Designating Driehaus Frontier Emerging Markets Fund dated October 23, 2014 is incorporated herein by reference to Exhibit (a)(ix) of Post-Effective Amendment No. 77 to Registrant’s Registration Statement on Form N-1A filed with the SEC on November 7, 2014.

(a)(x)	WRITTEN INSTRUMENT ESTABLISHING AND DESIGNATING DRIEHAUS TURNAROUND OPPORTUNITIES FUND DATED AUGUST 4, 2015 IS FILED HEREWITH AS EXHIBIT (a)(x).

(b)	Registrant’s Amended and Restated By-Laws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 9, 2011.

(c)	Not Applicable.

(d)(i)	Management Agreement dated September 25, 1996 between the Registrant and Driehaus Capital Management LLC (the “Adviser”) is incorporated herein by reference to Exhibit (d)(i) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(d)(ii)	Letter Agreement dated December 18, 1997 between the Registrant and the Adviser with respect to Driehaus Asia Pacific Growth Fund and Driehaus Emerging Markets Growth Fund is incorporated herein by reference to Exhibit (d)(ii) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(d)(iii)	Letter Agreement between the Registrant and the Adviser with respect to Driehaus International Small Cap Growth Fund dated September 17, 2007 is incorporated herein by reference to Exhibit (d)(vi) of Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on February 5, 2008.

(d)(iv)	Letter Agreement between the Registrant and the Adviser with respect to Driehaus Active Income Fund dated June 1, 2009 is incorporated herein by reference to Exhibit (d)(viii) of Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 26, 2010.

(d)(v)	Letter Agreement between the Registrant and the Adviser with respect to Driehaus Select Credit Fund dated September 30, 2010 is incorporated herein by reference to Exhibit (d)(ix) of Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed with the SEC on March 30, 2011.

(d)(vi)	Letter Agreement between the Registrant and the Adviser with respect to Driehaus Emerging Markets Small Cap Growth Fund dated August 19, 2011 is incorporated herein by reference to Exhibit (d)(x) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 9, 2011.

(d)(vii)	Letter Agreement between the Registrant and the Adviser with respect to the Driehaus Event Driven Fund, dated July 29, 2013 is incorporated herein by reference to Exhibit (d)(xii) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 1, 2013.

(d)(viii)	Letter Agreement between the Registrant and the Adviser with respect to the Driehaus Micro Cap Growth Fund, dated November 4, 2013 is incorporated herein by reference to Exhibit (d)(xiii) of Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A filed with the SEC on November 5, 2013.

(d)(ix)	Letter Agreement between the Registrant and the Adviser with respect to the Driehaus Frontier Emerging Markets Fund is incorporated herein by reference as Exhibit (d)(ix) of Post-Effective Amendment No. 81 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 14, 2015.

(e)	Amended and Restated Distribution Agreement dated September 13, 1999 between the Registrant and Driehaus Securities LLC is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(f)	Not Applicable.

(g)	Custody Agreement dated August 12, 2009 between the Registrant and The Northern Trust Company is incorporated herein by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 26, 2010.

(h)(i)	Transfer Agency Services Agreement dated September 25, 1996 between the Registrant and BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), is incorporated herein by reference to Exhibit (h)(i) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(h)(ii)	Amendment to the Transfer Agency Services Agreement dated March 31, 2002 between the Registrant and the Transfer Agent is incorporated herein by reference to Exhibit (h)(i)(a) of Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-lA filed with the SEC on April 25, 2002.

(h)(iii)	Anti-Money Laundering Amendment to the Transfer Agency Services Agreement dated July 24, 2002 is incorporated herein by reference to Exhibit (h)(iv) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(h)(iv)	Amendment to the Transfer Agency Services Agreement dated October 1, 2003 is incorporated herein by reference to Exhibit (h)(iv) of Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 27, 2004.

(h)(v)	Amendment to the Transfer Agency Services Agreement dated October 1, 2006 is incorporated herein by reference to Exhibit (h)(v) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 11, 2006.

(h)(vi)	Section 312 Foreign Financial Institution Amendment to the Transfer Agency Services Agreement dated July 5, 2006 is incorporated herein by reference to Exhibit (h)(vi) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 11, 2006.

(h)(vii)	Rule 22c-2 Amendment to Transfer Agency Services Agreement dated March 1, 2007 is incorporated herein by reference to Exhibit (h)(vii) of Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed with the SEC on September 7, 2007.

(h)(viii)	Red Flags Services Amendment to Transfer Agency Services Agreement dated January 1, 2011 is incorporated herein by reference to Exhibit (h)(viii) of Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed with the SEC on March 30, 2011.

(h)(ix)	Amendment to Transfer Agency Services Agreement dated October 12, 2011 is incorporated herein by reference to Exhibit (h)(ix) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 9, 2011.

(h)(x)	Transfer Agency Agreement dated June 1, 2009 between the Registrant and UMB Fund Services, Inc. with respect to Driehaus Active Income Fund and Driehaus Select Credit Fund is incorporated herein by reference to Exhibit (h)(viii) of Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 26, 2010.

(h)(xi)	Administration and Accounting Services Agreement dated September 25, 1996 between the Registrant and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), is incorporated herein by reference to Exhibit (h)(ii) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(h)(xii)	Amendment to Administration and Accounting Services Agreement dated January 1, 2003 between the Registrant and BNY Mellon is incorporated herein by reference to Exhibit (h)(iii) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(h)(xiii)	Amendment to Administration and Accounting Services Agreement for Fair Value Pricing Services dated September 12, 2005 is incorporated herein by reference to Exhibit (h)(vii) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 27, 2006.

(h)(xiv)	Amendment to Administration and Accounting Services Agreement dated October 1, 2006 is incorporated herein by reference to Exhibit (h)(x) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 11, 2006.

(h)(xv)	Administration and Accounting Services Agreement dated June 1, 2009 between Registrant and UMB Fund Services, Inc. with respect to Driehaus Active Income Fund and Driehaus Select Credit Fund is incorporated herein by reference to Exhibit (h)(xiii) of Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 26, 2010.

(h)(xvi)	Expense Limitation Agreement with respect to Driehaus Select Credit Fund is incorporated herein by reference to Exhibit (h)(xx) of Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed with the SEC on March 30, 2011.

(h)(xvii)	Expense Limitation Agreement with respect to Driehaus Emerging Markets Small Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xxii) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 9, 2011.

(h)(xviii)	Expense Limitation Agreement with respect to Driehaus Event Driven Fund is incorporated herein by reference to Exhibit (h)(xix) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 1, 2013.

(h)(xix)	Expense Limitation Agreement with respect to Driehaus Micro Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xx) of Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A filed with the SEC on November 5, 2013.

(h)(xx)	Expense Limitation Agreement with respect to the Driehaus Frontier Emerging Markets Fund is incorporated herein by reference to Exhibit (h)(xx) of Post-Effective Amendment No. 81 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 14 , 2015.

(h)(xxi)	Agreement and Plan of Exchange for Driehaus International Small Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xvi) of Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed with the SEC on September 7, 2007.

(h)(xxii)	Agreement and Plan of Exchange for Driehaus Emerging Markets Small Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xxv) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 10, 2011.

(h)(xxiii)	Agreement and Plan of Exchange for Driehaus Event Driven Fund is incorporated herein by reference to Exhibit (h)(xxiii) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 1, 2013.

(h)(xxiv)	Agreement and Plan of Exchange for Driehaus Micro Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xxv) of Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A filed with the SEC on November 5, 2013.

(h)(xxv)	Shareholder Services Plan with respect to Driehaus Active Income Fund is incorporated herein by reference to Exhibit (h)(xxiii) of Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 26, 2010.

(h)(xxvi)	Shareholder Services Plan with respect to Driehaus Select Credit Fund is incorporated herein by reference to Exhibit (h)(xxv) of Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed with the SEC on March 30, 2011.

(h)(xxvii)	Shareholder Services Plan with respect to Driehaus Event Driven Fund is incorporated herein by reference to Exhibit (h)(xxvi) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 1, 2013.

(h)(xxviii)	Letter Agreement between the Registrant and the Adviser with respect to CFTC Rule 4.5 Compliance and Filing Services is incorporated herein by reference to Exhibit (h)(xxvii) of Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 22, 2013.

(i)	OPINION AND CONSENT OF VEDDER PRICE P.C. (WITH RESPECT TO DRIEHAUS TURNAROUND OPPORTUNITIES FUND) TO BE FILED BY AMENDMENT.

(j)	Not Applicable.

(k)	Not Applicable.

(l)(i)	Subscription Agreement for Driehaus Active Income Fund is incorporated herein by reference to Exhibit (l)(iii) of Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A filed with the SEC on May 6, 2009.

(l)(ii)	Subscription Agreement for Driehaus Select Credit Fund is incorporated herein by reference to Exhibit (l)(iv) of Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed with the SEC on September 20, 2010.

(l)(iii)	Subscription Agreement for Driehaus Emerging Markets Small Cap Growth Fund is incorporated herein by reference to Exhibit (l)(v) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 10, 2011.

(l)(iv)	Subscription Agreement for Driehaus Event Driven Fund is incorporated herein by reference to Exhibit (l)(v) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 1, 2013.

(l)(v)	Subscription Agreement for Driehaus Micro Cap Growth Fund is incorporated herein by reference to Exhibit (l)(vi) of Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A filed with the SEC on November 5, 2013.

(l)(vi)	Subscription Agreement for Driehaus Frontier Emerging Markets Fund is incorporated herein by reference to Exhibit (l)(vi) of Post-Effective Amendment No. 81 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 14, 2015.

(m)	Not Applicable.

(n)	Not Applicable.

(p)	CODE OF ETHICS AND BUSINESS CONDUCT IS FILED HEREWITH AS EXHIBIT (p).

(q)(i)	Power of Attorney of Richard H. Driehaus dated December 6, 2011 is incorporated herein by reference to Exhibit (q)(ii) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 9, 2011.

(q)(ii)	Powers of Attorney of Francis J. Harmon and Daniel F. Zemanek dated February 21, 2012 are incorporated herein by reference to Exhibit (q)(ii) of Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 23, 2012.

(q)(iii)	Powers of Attorney of Theodore J. Beck and Dawn M. Vroegop dated November 27, 2012 are incorporated herein by reference to Exhibit (q)(iii) of Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A filed with the SEC on January 7, 2013.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Not applicable.

ITEM 30. INDEMNIFICATION.

Pursuant to Article V of the Amended and Restated Declaration of Trust (the “Declaration of Trust”), Trustees are not personally liable to any person other than the Registrant and the shareholders for any act, omission or obligation of the Registrant or another Trustee. Pursuant to the Declaration of Trust, no person who is or has been a Trustee shall be subject to any personal liability to the Registrant or shareholders except for liability arising from failure to perform his or her duties in conformance with the Declaration of Trust or from his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Registrant generally indemnifies Trustees against all liabilities and expenses incurred by reason of being a Trustee, except subject to applicable law.

Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Name	Position with Adviser	Other Business, Profession, Vocation or Employment

Richard H. Driehaus	Chairman and Chief Investment Officer	Chairman of Driehaus Securities LLC (“DS LLC”) and Driehaus Capital Management (USVI) LLC (“DCM USVI”)

Robert H. Gordon	President and Chief Executive Officer	President and Chief Executive Officer of DS LLC and DCM USVI

Janet L. McWilliams	Managing Director, Secretary and General Counsel	Managing Director, Secretary and General Counsel of DS LLC and Senior Vice President and Secretary of DCM USVI

Stephen T. Weber	Managing Director, Sales and Relationship Management	Managing Director, Sales and Relationship Management of DS LLC

Michelle L. Cahoon	Managing Director, Treasurer and Chief Financial Officer	Managing Director, Treasurer and Chief Financial Officer of DS LLC and Vice President, Treasurer and Chief Financial Officer of DCM USVI

Carla Dawson	Managing Director, Human Resources	None

Dan Rea	Managing Director, Director of Research	None

Maximilian Heitner	Managing Director, Risk Management and Research	None

Thomas M. Seftenberg	Managing Director, Relationship Management and Marketing	Managing Director, Relationship Management and Marketing of DS LLC

K.C. Nelson	Managing Director, Portfolio Manager	None

Michael P. Kailus	Assistant Secretary	Assistant Secretary of DS LLC and DCM USVI

Michael R. Shoemaker	Assistant Vice President and Chief Compliance Officer	Assistant Vice President and Chief Compliance Officer of DS LLC

The principal business address of DS LLC and DCM USVI is 25 East Erie Street, Chicago, Illinois 60611.

ITEM 32. PRINCIPAL UNDERWRITERS.

(a)   Not applicable.

(b)

Name	Positions and Offices with Underwriter	Positions and Offices with Registrant

Richard H. Driehaus	Chairman	Trustee

Robert H. Gordon	President and Chief Executive Officer	President

Janet L. McWilliams	Managing Director, Secretary and General Counsel	Assistant Vice President and Chief Legal Officer

Stephen T. Weber	Managing Director, Sales and Relationship Management	None

Michelle L. Cahoon	Managing Director, Treasurer and Chief Financial Officer	Vice President and Treasurer

Thomas M. Seftenberg	Managing Director, Relationship Management and Marketing	None

Michael R. Shoemaker	Assistant Vice President and Chief Compliance Officer	Chief Compliance Officer and Assistant Vice President

Michael P. Kailus	Assistant Secretary	Assistant Secretary and Anti-Money Laundering Compliance Officer

The business address of the foregoing individuals is 25 East Erie Street, Chicago, Illinois 60611.

(c) Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books and other documents are maintained:

(i)	At the offices of the Registrant;

(ii)	At the offices of Registrant’s investment adviser, Driehaus Capital Management LLC, 25 East Erie Street, Chicago, Illinois 60611, One East Erie Street, Chicago, Illinois 60611 and 17 East Erie, Chicago, Illinois 60611; or

(iii)	At the offices of Registrant’s custodian, The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, transfer agent, BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 (with respect to Driehaus Emerging Markets Growth Fund, Driehaus International Small Cap Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Micro Cap Growth Fund and Driehaus Frontier Emerging Markets Fund), or administrator, BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (with respect to Driehaus Emerging Markets Growth Fund, Driehaus International Small Cap Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Micro Cap Growth Fund and Driehaus Frontier Emerging Markets Fund); or

(iv)	At the offices of Registrant’s transfer agent and administrator, UMB Fund Services, Inc., 803 West Michigan Street, Milwaukee, Wisconsin 53233 (with respect to Driehaus Active Income Fund, Driehaus Select Credit Fund and Driehaus Event Driven Fund).

ITEM 34. MANAGEMENT SERVICES.

Not applicable.

ITEM 35. UNDERTAKINGS.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 85 to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois on the 19th day of August, 2015.

DRIEHAUS MUTUAL FUNDS

By:	/s/ Robert H. Gordon

Robert H. Gordon, President

Pursuant to the requirements of the 1933 Act, this Amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 19th day of August, 2015.

/s/ Robert H. Gordon	President (Principal Executive Officer)
Robert H. Gordon

*	Trustee
Theodore J. Beck

*	Trustee
Richard H. Driehaus

*	Trustee
Francis J. Harmon

*	Trustee
Dawn M. Vroegop

*	Trustee
Daniel F. Zemanek

/s/ Michelle L. Cahoon	Treasurer (Principal Financial Officer)
Michelle L. Cahoon

* By:	/s/ Michelle L. Cahoon
Michelle L. Cahoon
Attorney-In-Fact (pursuant to Power of Attorney)

*

Signed by Michelle L. Cahoon pursuant to a Power of Attorney previously filed as Exhibit (q)(ii) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 9, 2011, Powers of Attorney previously filed as Exhibit (q)(ii) of Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 23, 2012 and Powers of Attorney previously filed as Exhibit (q)(iii) of Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on January 7, 2013.

EXHIBIT INDEX

DRIEHAUS MUTUAL FUNDS

FORM N-1A REGISTRATION STATEMENT

Exhibit No.	Description

EX-99.28(a)(ii)	Written Instrument Amending the Amended and Restated Declaration of Trust

EX-99.28(a)(x)	Written Instrument Establishing and Designating Driehaus Turnaround Opportunities Fund

EX-99.28(p)	Code of Ethics and Business Conduct